                                                         File Nos.      33-21677
                                                                        811-5547


    As filed with the Securities and Exchange Commission on July 29, 1998



                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                      FORM N-1A
               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/

                             Pre-Effective Amendment No.                     / /



                           Post-Effective Amendment No. 21                   /X/



                     REGISTRATION STATEMENT UNDER THE INVESTMENT             /X/
                                 COMPANY ACT OF 1940



                                  Amendment No. 24                           /X/



                             BARR ROSENBERG SERIES TRUST
                 (Exact Name of Registrant as Specified in Charter)
                       3435 Stelzer Road, Columbus, OH  43219
                      (Address of principal executive offices)

                                    925-254-6464
                (Registrant's telephone number, including area code)

          Barr M. Rosenberg                    with a copy to:
          Rosenberg Institutional              J.B. Kittredge, Jr.
              Equity Management                Ropes & Gray
          Four Orinda Way                      One International Place
          Building E                           Boston, Massachusetts 02110-2624
          Orinda, CA 94563

                       (Name and address of agent for service)
--------------------------------------------------------------------------------




          It is proposed that this filing will become effective:
      X   Immediately upon filing pursuant to paragraph (b)
     ---


          On _________________ pursuant to paragraph (b)
     ---

          60 days after filing pursuant to paragraph (a)(1)
     ---

          On _______ pursuant to paragraph (a)(1)
     ---

          75 days after filing pursuant to paragraph (a)(2)
     ---

          On _______ pursuant to paragraph (a)(2), of Rule 485
     ---

     If appropriate, check the following box:

     --- This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Amendment relates solely to shares of beneficial interest in the Barr Rosenberg Market Neutral Fund and the Barr Rosenberg Double Alpha Market Fund. Information contained in the Registration Statement relating to the other series of the Registrant is neither amended nor superseded hereby.

                             BARR ROSENBERG SERIES TRUST
                              CROSS REFERENCE SHEET FOR
                      THE BARR ROSENBERG MARKET NEUTRAL FUND AND
                   THE BARR ROSENBERG DOUBLE ALPHA MARKET FUND ONLY


N-1A Item No.                                  Location
------------                                   --------

PART A
Item 1.   Cover Page                           Cover Page

Item 2.   Synopsis                             Fund Expenses


Item 3.   Condensed Financial                  Financial Highlights; Other
          Information                          Information


Item 4.   General Description of               Description of the Trust
          Registrant                           and Ownership of Shares;
                                               Investment Objectives and
                                               Policies; Cover Page;
                                               and General Description
                                               of Risks and Fund Investments

Item 5.   Management of the Fund               Management of the Trust;
                                               Back Cover

Item 5A.  Management's Discussion              Not Applicable
          of Fund Performance


Item 6.   Capital Stock and Other              Description of the Trust
          Securities                           and Ownership of Shares;
                                               Distributions; Multiple
                                               Classes; Shareholder Inquiries;
                                               Taxes; Back Cover and General
                                               Description of Risks and Fund
                                               Investments


Item 7.   Purchase of Securities Being         Purchase of Shares; Exchange of
          Offered                              Fund Shares; Management of the
                                               Trust; Multiple Classes;
                                               Determination of Net Asset
                                               Value; and Back Cover



Item 8.   Redemption or Repurchase             Redemption of Shares; Exchange
                                               of Fund Shares; and
                                               Determination of Net Asset
                                               Value


Item 9.   Legal Proceedings                    None

PART B


Item 10.  Cover Page                           Cover Page

Item 11.  Table of Contents                    Table of Contents


Item 12.  General Information and              Description of the Trust
          History                              and Ownership of Shares


Item 13.  Investment Objectives                Investment Objectives and
          and Policies                         Policies; Miscellaneous
                                               Investment Practices; and
                                               Investment Restrictions

Item 14.  Management of the Fund               Management of the Trust

Item 15.  Control Persons and Principal        Description of the Trust
          Holders of Securities                and Ownership of Shares


Item 16.  Investment Advisory and Other        Investment Advisory and
          Services                             Other Services; Management of
                                               the Trust and Description of
                                               the Trust and Ownership of
                                               Shares


Item 17.  Brokerage Allocation and Other       Portfolio Transactions
          Practices

Item 18.  Capital Stock and Other              Description of the Trust
          Securities                           and Ownership of Shares


Item 19.  Purchase, Redemption                 Determination of Net Asset
          and Pricing of Securities            Value; See in Part A, Purchase
          Being Offered                        of Shares;  Exchange of Fund
                                               Shares; Redemption of Shares;
                                               Determination of Net Asset Value


Item 20.  Tax Status                           Income Dividends,
                                               Distributions and Tax
                                               Status

Item 21.  Underwriters                         Investment Advisory and
                                               Other Services

Item 22.  Calculation of Performance Data      Total Return Calculations

Item 23.  Financial Statements                 Financial Statements

Part C

     Information to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                          BARR ROSENBERG SERIES TRUST

                       BARR ROSENBERG MARKET NEUTRAL FUND
                    BARR ROSENBERG DOUBLE ALPHA MARKET FUND


                               3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                     1-800-555-5737 (INSTITUTIONAL SHARES)
                        1-800-447-3332 (INVESTOR SHARES)
                                 JULY 29, 1998



    Barr Rosenberg Series Trust (the "Trust") is an open-end management investment company offering five diversified portfolios with different investment objectives and strategies including the Barr Rosenberg Market Neutral Fund and Barr Rosenberg Double Alpha Market Fund. The other portfolios of the Trust, which are offered under a separate prospectus, are the U.S. Small Capitalization Series, Japan Series and International Small Capitalization Series. The Barr Rosenberg Market Neutral Fund and Barr Rosenberg Double Alpha Market Fund are referred to herein individually as a "Series" or a "Fund" and collectively as the "Series" or the "Funds." Each Fund's investment adviser is Rosenberg Institutional Equity Management (the "Manager").



    The BARR ROSENBERG MARKET NEUTRAL FUND seeks long-term capital appreciation while maintaining minimal exposure to general equity market risk by taking long positions in stocks principally traded in the markets of the United States that the Manager has identified as undervalued and short positions in such stocks that the Manager has identified as overvalued. For a description of the risks of an investment in the Fund, see "Investment Objectives and Policies -- Barr Rosenberg Market Neutral Fund" and "General Description of Risks and Fund Investments." The Fund seeks a total return greater than the return on 3-month U.S. Treasury Bills. For a description of the differences between an investment in the Fund and in 3-month U.S. Treasury Bills, see "Investment Objectives and Policies -- Barr Rosenberg Market Neutral Fund."



    The BARR ROSENBERG DOUBLE ALPHA MARKET FUND seeks a total return greater than the return of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index") by investing in shares of the Barr Rosenberg Market Neutral Fund while simultaneously utilizing S&P 500 Index Futures, options on S&P 500 Index Futures and equity swap contracts to gain exposure to the equity market as measured by the S&P 500 Index. See "Investment Objectives and Policies -- Barr Rosenberg Double Alpha Market Fund" and "General Description of Risks and Fund Investments."



    The Funds offer two classes of shares: Institutional Shares and Investor Shares. Whether an investor is eligible to purchase Institutional Shares or Investor Shares depends on the amount invested in a particular Fund. Investor Shares bear a Shareholder Service Fee and Distribution Fee. See "Multiple Classes."


    This Prospectus concisely describes the information that investors ought to know before investing. Please read this Prospectus carefully and keep it for future reference.


    A Statement of Additional Information dated July 29, 1998 (the "Statement") is available free of charge by writing to Barr Rosenberg Funds Distributor, Inc., the Funds' distributor (the "Distributor"), at 3435 Stelzer Road, Columbus, Ohio 43219 or by telephoning 1-800-555-5737 (for Institutional Share customers) and 1-800-447-3332 (for Investor Share customers). The Statement, which contains more detailed information about the Funds, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated by reference into this Prospectus. The Commission maintains a World Wide Web site at http://www.sec.gov that contains the Statement, material incorporated by reference and other information regarding registrants that file electronically with the Commission.


    SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                                           PAGE
                                                                           ----

FUND EXPENSES.........................................................       3

FINANCIAL HIGHLIGHTS..................................................       5

INVESTMENT OBJECTIVES AND POLICIES....................................       6

GENERAL DESCRIPTION OF RISKS AND FUND INVESTMENTS.....................       8

PERFORMANCE INFORMATION...............................................      12

MANAGEMENT OF THE TRUST...............................................      14

MULTIPLE CLASSES......................................................      21

PURCHASE OF SHARES....................................................      22

IRA ACCOUNTS..........................................................      24

REDEMPTION OF SHARES..................................................      24

EXCHANGE OF FUND SHARES...............................................      26

DETERMINATION OF NET ASSET VALUE......................................      27

DISTRIBUTIONS.........................................................      28

TAXES.................................................................      28

DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES......................      29

OTHER INFORMATION.....................................................      30

SHAREHOLDER INQUIRIES.................................................      30

                                 FUND EXPENSES

    The estimated annual expenses of each of the Funds are set forth in the following tables, the forms of which are prescribed by federal securities laws and regulations.

    ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                                                                               TOTAL FUND
                                                                                                               OPERATING
                                                                                                 OTHER          EXPENSES
                                                    MANAGEMENT   SHAREHOLDER                    EXPENSES     (AFTER WAIVER
                                                    FEE (AFTER     SERVICE     DISTRIBUTION   (AFTER REIM-    AND/OR REIM-
                                                     WAIVER)         FEE           FEE        BURSEMENT)*(A) BURSEMENT)*(A)
                                                    ----------   -----------   ------------   ------------   --------------
INSTITUTIONAL SHARES
  Market Neutral Fund.............................    1.70%          None          None           0.30%**        2.00%
  Double Alpha Market Fund........................    0.00%          None          None           2.35%          2.35%
INVESTOR SHARES
  Market Neutral Fund.............................    1.70%         0.25%         0.25%           0.30%**        2.50%
  Double Alpha Market Fund........................    0.00%         0.25%         0.25%           2.35%          2.85%



    The Manager has undertaken to waive its management fee and bear certain expenses until further notice in order to limit the total annual operating expenses (exclusive of nonrecurring account fees, extraordinary expenses and dividends and interest paid on securities sold short) of each class to the percentage of a Fund's average daily net assets attributable to that class listed under Total Fund Operating Expenses above. Absent such undertaking by the Manager to waive its fee and bear such expenses, the Barr Rosenberg Market Neutral Fund's management fees would be 1.90% and estimated Total Fund Operating Expenses would be 2.20% for Institutional Shares and 2.70% for Investor Shares, and the Barr Rosenberg Double Alpha Market Fund's management fees would be 0.10%, estimated Other Expenses (including indirect expenses) would be 2.88% and estimated Total Fund Operating Expenses (including indirect expenses) would be 2.98% for Institutional Shares and 3.48% for Investor Shares. See "Management of the Trust."


------------------------


(a) Other Expenses and Total Fund Operating Expenses do not include dividend expenses incurred in connection with short sales (estimated at 0.88% for the Barr Rosenberg Market Neutral Fund's first fiscal year), which are included in and reduce the investment return of the Funds.


* Includes, in the case of the Barr Rosenberg Double Alpha Market Fund, indirect expenses borne through ownership of Institutional Shares of the Barr Rosenberg Market Neutral Fund.


**  Estimated Other Expenses without reimbursement of expenses by the Manager.

EXAMPLE:


                                                       YOU WOULD PAY THE
                                                    FOLLOWING EXPENSES ON A
                                                       $1,000 INVESTMENT
                                                     ASSUMING A 5% ANNUAL
                                                    RETURN (WITH OR WITHOUT
                                                    A REDEMPTION AT THE END
                                                    OF EACH TIME PERIOD(B):
                                                    -----------------------
                                                      1                 3
                                                    YEAR              YEARS
                                                    -----             -----
INSTITUTIONAL SHARES
  Market Neutral Fund.............................   $20               $63
  Double Alpha Market Fund........................   $24               $73
INVESTOR SHARES
  Market Neutral Fund.............................   $25               $78
  Double Alpha Market Fund........................   $29               $88


------------------------


(b) Excluding dividend expenses incurred in connection with short sales.



    THE PURPOSE OF THIS TABLE IS TO ASSIST YOU IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES OF THE FUNDS THAT YOU WILL BEAR DIRECTLY OR INDIRECTLY. THE EXPENSES USED IN THE EXAMPLE AND THE FIVE PERCENT ANNUAL RETURN (WHICH IS MANDATED BY THE SECURITIES AND EXCHANGE COMMISSION) ARE NOT REPRESENTATIONS OF PAST OR FUTURE EXPENSES OR PERFORMANCE; ACTUAL EXPENSES AND/OR PERFORMANCE MAY BE MORE OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS

    The following tables present per share financial information for the period listed for the Barr Rosenberg Market Neutral Fund. The Financial Highlights have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report on the financial statements of the Barr Rosenberg Market Neutral Fund appears in such Fund's Annual Report for the fiscal year ended March 31, 1998 (the "Annual Report"). These statements should be read in conjunction with the "Report of Independent Accountants," the other audited financial statements and related notes which are contained in the Annual Report and are incorporated by reference into this Prospectus and the Statement of Additional Information.


                                                                                        INSTITUTIONAL    INVESTOR
                                                                                           SHARES         SHARES
                                                                                        -------------  -------------
                                                                                           FOR THE        FOR THE
                                                                                        PERIOD ENDED   PERIOD ENDED
                                                                                          MARCH 31,      MARCH 31,
                                                                                           1998(a)        1998(a)
                                                                                        -------------  -------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period..................................................   $     10.00    $     10.00
                                                                                        -------------  -------------
Income from investment operations:
  Net investment income/(loss)(b).....................................................          0.10**         0.08**
  Net realized and unrealized gain/(loss) on investments..............................         (0.13)         (0.12)
                                                                                        -------------  -------------
  Total from investment operations....................................................         (0.03)         (0.04)
                                                                                        -------------  -------------
Distributions to shareholders from:
  Net investment income...............................................................            --             --
  Net realized gain on investments....................................................            --             --
                                                                                        -------------  -------------
  Total distributions to shareholders.................................................            --             --
                                                                                        -------------  -------------
Net asset value, end of period........................................................   $      9.97    $      9.96
                                                                                        -------------  -------------
                                                                                        -------------  -------------
Total return(c).......................................................................         (0.30%)        (0.40%)

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (000).......................................................   $   168,080    $    35,223
Net investment income/(loss) before waivers/reimbursements............................          2.72%*         2.28%*
Net investment income/(loss) net of waivers/reimbursements............................          3.31%*         2.82%*
Expenses before waivers/reimbursements and dividend expenses..........................          3.33%*         3.87%*
Expenses (including dividend expense) net of waivers/reimbursements...................          2.75%*         3.34%*
Expenses (excluding dividend expense) net of waivers/reimbursements...................          2.00%*         2.50%*
Portfolio Turnover Rate...............................................................        232.93%        232.93%
Average commission rate...............................................................   $    0.0294    $    0.0294


------------------------

*  Annualized.

** Calculated based on the average shares outstanding during the period.


(a) The Institutional Shares commenced operations on December 16, 1997 and Investor Shares commenced operations on December 18, 1997.



(b) Net of fees and expenses waived/reimbursed by the Manager for the Institutional Shares and Investor Shares in the amount of $.02 and $.02, respectively.



(c) Total return would have been lower had certain fees and expenses not been waived/reimbursed by the Manager.

                       INVESTMENT OBJECTIVES AND POLICIES

BARR ROSENBERG MARKET NEUTRAL FUND


    The investment objective of the Barr Rosenberg Market Neutral Fund is to seek long-term capital appreciation while maintaining minimal exposure to general equity market risk. The Fund seeks a total return greater than the return on 3-month U.S. Treasury Bills. The Fund attempts to achieve its objective by taking long positions in stocks principally traded in the markets of the United States that the Manager has identified as undervalued and short positions in such stocks that the Manager has identified as overvalued. See "General Description of Risks and Fund Investments -- Risks of Short Sales" below. By taking long and short positions in different stocks, the Fund attempts to cancel out the effect of general stock market movements on the Fund's performance. It is expected that the Fund can achieve a positive return if the Fund's long portfolio outperforms the Fund's short portfolio. Conversely, it is expected that the Fund will incur losses if the Fund's long portfolio underperforms the Fund's short portfolio. The Manager will determine the size of each long or short position by analyzing the tradeoff between the attractiveness of each position and its impact on the risk characteristics of the overall portfolio. The Fund seeks to construct a diversified portfolio that has minimal net exposure to the U.S. equity market generally and near neutral exposure to specific industries, specific capitalization ranges and certain other risk factors. It is currently expected that the long and short positions of the Fund will be invested primarily in small capitalization stocks and smaller mid-capitalization stocks. For purposes of the preceding sentence, the 200 stocks principally traded stocks in the markets of the United States with the largest market capitalizations are considered large capitalization stocks, the next 800 largest stocks are considered mid-capitalization stocks and all other stocks are considered small capitalization stocks. Stocks of companies with relatively small market capitalizations tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations.



    Although the Fund's investment strategy seeks to minimize the risk associated with investing in the equity market, an investment in the Fund will be subject to various risks, including the risk of poor stock selection by the Manager. There can be no assurance that the Manager will successfully take long positions in stocks and short positions in other stocks, such that the portfolio of long positions outperforms the portfolio of short positions. In addition, the Manager may fail to construct a portfolio that has minimal exposure to general equity market risk or that has near neutral exposure to specific industries, specific capitalization ranges and certain other risk factors. Further, because the Manager will manage both a long and a short portfolio, an investment in the Fund will involve the risk that the Manager may make more poor investment decisions than a manager of a typical stock mutual fund with only a long portfolio. Moreover, an investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because Treasury Bills are backed by the full faith and credit of the U.S. Government, Treasury Bills have a fixed rate of return, investors in Treasury Bills do not bear the risk of losing their investment and an investment in the Fund is more volatile than an investment in Treasury Bills.



    To meet margin requirements related to short sales, redemption requests or for investment purposes, the Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government (E.G., U.S. Treasury Bills) and in short-term notes, commercial paper or other money market instruments of high quality (I.E., rated at least "A-2" or "AA" by Standard & Poor's ("S&P") or Prime 2 or "Aa" by Moody's Investors Service, Inc. ("Moody's")) issued by companies having an outstanding debt issue rated at least "AA" by S&P or at least "Aa" by Moody's, or determined by the Manager to be of comparable quality to any of the foregoing.

    The Fund's long and short positions may involve (without limit) equity securities of foreign issuers that are principally traded in the markets of the United States. See "General Description of Risks and Fund Investments -- Special Considerations of Foreign Investments." The Fund will not invest in equity securities that are principally traded outside of the United States.

BARR ROSENBERG DOUBLE ALPHA MARKET FUND


    The investment objective of the Barr Rosenberg Double Alpha Market Fund is to seek a total return greater than the return of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Fund seeks to achieve its objective by investing in shares of the Barr Rosenberg Market Neutral Fund while simultaneously utilizing S&P 500 Index Futures, options on S&P 500 Index Futures and equity swap contracts to gain exposure to the equity market as measured by the S&P 500 Index. See "Investment Objectives and Policies -- Barr Rosenberg Market Neutral Fund" and "General Description of Risks and Fund Investments -- Risks of S&P 500 Index Futures and Related Options" and "-- Equity Swap Contracts" below. The Fund has received an exemptive order from the Securities and Exchange Commission allowing it to invest in securities other than those described in Section 12(d)(1)(G) of the Investment Company Act of 1940, as amended (the "1940 Act") while investing without limit in the Barr Rosenberg Market Neutral Fund. Once the Fund has indirectly constructed a diversified long and short portfolio through the purchase of shares of the Barr Rosenberg Market Neutral Fund, the Fund will purchase S&P 500 Index Futures, options on S&P 500 Index Futures and equity swap contracts in an amount approximately equal to the net asset value of the Fund in order to gain full net exposure to the U.S. equity market as measured by the S&P 500 Index. In addition to purchasing shares of the Barr Rosenberg Market Neutral Fund, the Fund may also take long positions in stocks principally traded in the markets of the United States that the Manager has identified as undervalued and short positions in such stocks that the Manager has identified as overvalued. See "General Description of Risks and Fund Investments -- Risks of Short Sales."


    The S&P 500 Index is an unmanaged index composed of 500 common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative values to the stocks included in the index, weighted according to each stock's total market value relative to the total market value of the other stocks included in such index.


    To meet margin requirements related to short sales, redemption requests or for investment purposes, the Fund may also temporarily hold a portion of its assets in full faith and credit obligations of the United States government (E.G., U.S. Treasury Bills) and in short-term notes, commercial paper or other money market instruments of high quality (I.E., rated at least "A-2" or "AA" by S&P or Prime 2 or "Aa" by Moody's) issued by companies having an outstanding debt issue rated at least "AA" by S&P or at least "Aa" by Moody's, or determined by the Manager to be of comparable quality to any of the foregoing.


    The Fund's long and short positions may involve (without limit) equity securities of foreign issuers that are principally traded in the markets of the United States. See "General Description of Risks and Fund Investments -- Special Considerations of Foreign Investments." The Fund will not invest in equity securities that are principally traded outside of the United States.

    In a typical stock mutual fund the portfolio manager attempts to earn an excess return (return above market return) or "alpha" by identifying and purchasing UNDERVALUED stocks. However, there is another "alpha" possibility -- identifying and selling short OVERVALUED stocks. The term "double alpha" refers to the fact that there are thus two potential sources of alpha: one from correctly identifying undervalued stocks and one from correctly identifying overvalued stocks. The market neutral strategy employed by both the Barr Rosenberg Market Neutral Fund and indirectly by the Barr Rosenberg Double Alpha Market Fund (through investment in shares of the Barr Rosenberg Market Neutral
Fund) seeks to capture both alphas. The Barr Rosenberg Double Alpha Market Fund also seeks gain (and incurs additional risk) by investing in S&P 500 Index instruments.

INVESTMENT CONSIDERATIONS

    An investor desiring capital appreciation with minimal exposure to the equity market may wish to consider the Barr Rosenberg Market Neutral Fund. An investor desiring enhanced equity market returns exceeding the return on the S&P 500 Index may wish to consider the Barr Rosenberg Double Alpha Market Fund.

               GENERAL DESCRIPTION OF RISKS AND FUND INVESTMENTS


    INVESTMENT RISKS. The value of Fund shares may increase or decrease depending on market, economic, political, regulatory and other conditions affecting each Fund's portfolio. Investment in shares of the Funds is more volatile and risky than some other forms of investment. In addition, it is possible that the Barr Rosenberg Market Neutral Fund's long positions will decline in value at the same time that the value of securities sold short increases, thereby increasing the potential for loss of the Barr Rosenberg Market Neutral Fund and Barr Rosenberg Double Alpha Market Fund. Moreover, the market neutral strategy has the effect of accelerating the recognition of gain for tax purposes and increasing the short-term gain component of gains in the Funds. Short-term gains are ordinarily taxed to shareholders at ordinary income tax rates, thereby increasing the amount of taxes payable by shareholders.



    RISKS OF SHORT SALES (BOTH FUNDS). When the Manager anticipates that a security is overvalued, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces such security. A Fund may realize a gain if the security declines in price between those dates. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. During the time a Fund is short a security it is subject to the risk that the lender will terminate the loan at a time when the Fund is unable to borrow the same security from another lender, in which event the Fund may be "bought in" at the price required to purchase the security to close out the short position. Although a Fund's gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security less the price at which the security was sold. Until the security sold short is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any gain resulting from a short sale will be decreased, and the amount of any loss increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with a short sale. Until a Fund replaces a borrowed security, it will maintain daily a segregated account with its Custodian containing cash, U.S. Government securities, or other liquid securities such that the amount deposited in the account plus any amount deposited with a broker or other custodian as collateral will at least equal the current market value of the security sold short. Depending on arrangements made with such broker or custodian, a Fund may not receive any payments (including interest) on collateral deposited with such broker or custodian. The Funds will not make a short sale if, after giving effect to such sale, the market value of all securities sold exceeds 100% of the value of a Fund's net assets. A Fund's use of short sales may result in the Fund realizing more short-term capital gains (subject to tax at ordinary income rates) than it would if it did not engage in short sales.



    RISKS OF S&P 500 INDEX FUTURES AND RELATED OPTIONS (BARR ROSENBERG DOUBLE ALPHA MARKET FUND ONLY). An S&P 500 Index Future contract (an "Index Future") is a contract to buy or sell an integral number of units of the S&P 500 Index at a specified future date at a price agreed upon when the contract is made. A unit is the value at a given time of the S&P 500 Index. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in the S&P 500 Index. An option on an Index Future gives the purchaser the right, in return for the premium paid, to assume a long or a short position in an Index Future. The Barr Rosenberg Double Alpha Market Fund will realize a loss if the value of the S&P 500 Index declines between the time the Fund purchases an Index Future or takes a long position in an Index Future and may realize a gain if the value of the S&P 500 Index rises between such dates.



    The Barr Rosenberg Double Alpha Market Fund may close out a futures contract purchase by entering into a futures contract sale. This will operate to terminate the Fund's position in the futures contract. Positions in Index Futures may be closed out by the Fund only on the futures exchanges on which the Index Futures are then traded. There can be no assurance that a liquid market will exist for any particular contract at any particular time. The liquidity of the market in futures contracts could be adversely affected by "daily price fluctuation limits" established by the relevant futures exchange which limit the amount of fluctuation in the price of an Index Future during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit. In such event, it may not be possible for the Fund to close its futures contract purchase, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin (payments to and from a broker made on a daily basis as the price of the Index Future fluctuates). The futures market may also attract more speculators than does the securities market, because deposit requirements in the futures market are less onerous than margin requirements in the securities market. Increased participation by speculators in the futures market may also cause price distortions. In addition, the price of Index Futures may not correlate perfectly with movement in the underlying index due to certain market distortions.


    Further, when the Barr Rosenberg Double Alpha Market Fund purchases an Index Future, it is required to maintain, at all times while an Index Future is held by the Fund, cash, U.S. Government securities or other high grade liquid securities in a segregated account with its Custodian, in an amount which, together with the initial margin deposit on the futures contract, is equal to the current value of the futures contract.


    The ability to establish and close out positions in options on future contracts will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although the Barr Rosenberg Double Alpha Market Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options, with the result that the Fund would have to exercise the options in order to realize any profit.



    EQUITY SWAP CONTRACTS (BARR ROSENBERG DOUBLE ALPHA MARKET FUND ONLY). In an equity swap contract, the counterparty generally agrees to pay the Barr Rosenberg Double Alpha Market Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in the basket of stocks comprising the S&P 500 Index, plus the dividends that would have been received on those stocks. The Fund agrees to pay to the counterparty a floating rate of interest (typically the London Inter Bank Offered Rate) on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks comprising the S&P 500 Index (as if the Fund had invested the notional amount in stocks comprising the S&P 500 Index) less the interest paid by the Fund on the notional amount. Therefore, the Fund will generally realize a loss if the value of the S&P 500 Index declines and will generally realize a gain if the value of the S&P 500 Index rises. The Fund will enter into equity swap contracts only on a net basis, I.E., where the two parties' obligations are netted out, with the Fund paying or receiving, as the case may be, only the net amount of any payments. If there is a default by the counterparty to an equity swap contract, the Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. The Fund's use of equity swap contracts may result in the Fund realizing more income subject to tax at ordinary income tax rates than it would if it did not engage in equity swap contracts.



    There is no assurance that the equity swap contract counterparties will be able to meet their obligations or that, in the event of default, the Barr Rosenberg Double Alpha Market Fund will succeed in pursing contractual remedies. Pursing contractual remedies will also entail additional expense for the Fund. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to these contracts. The Fund will closely monitor the credit of equity swap contract counterparties in order to minimize this risk. The Fund will not use equity swap contracts for leverage.


    The Barr Rosenberg Double Alpha Market Fund will not enter into any equity swap contract unless, at the time of entering into such transaction, the unsecured senior debt of the counterparty is rated at least A by Moody's or S&P. In addition, the staff of the Securities and Exchange Commission considers equity swap contracts to be illiquid securities. Consequently, while the staff maintains this position, the Fund will not invest in equity swap contracts if, as a result of the investment, the total value of such investments together with that of all other illiquid securities which the Fund owns would exceed 15% of the Fund's net assets.

    The net amount of the excess, if any, of the Fund's obligations over its entitlement with respect to each equity swap contract will be accrued on a daily basis, and an amount of cash, U.S. Government Securities or other liquid securities having an aggregate market value at least equal to the accrued excess will be maintained in a segregated account by the Fund's Custodian. The Fund does not believe that the Fund's obligations under equity swap contracts are senior securities, so long as such a segregated account is maintained, and accordingly, the Fund will not treat them as being subject to its borrowing restrictions.

    SPECIAL CONSIDERATIONS OF FOREIGN INVESTMENTS (BOTH FUNDS). Investing in securities of foreign issuers involves certain risks not typically found in investing in securities of U.S. issuers. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States or other countries. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. There are also special tax considerations which apply to securities of foreign issuers.

    REPURCHASE AGREEMENTS (BOTH FUNDS). Each Fund may enter into repurchase agreements, by which a Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), a recognized securities dealer) to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Funds the opportunity to earn a return on temporarily available cash. Although the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, a Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, a Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while a Fund seeks to enforce its rights thereto and (b) inability to enforce rights and the expenses involved in attempted enforcement.

    LOANS OF PORTFOLIO SECURITIES (BOTH FUNDS). Each Fund may lend some or all of its portfolio securities to broker-dealers. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or U.S. Government securities at least equal at all times to the market value of the securities lent. The borrower pays to the lending Fund an amount equal to any dividends or interest received on the securities lent. When the collateral is cash, the Funds may invest the cash collateral in interest-bearing, short-term securities. When the collateral is U.S. Government securities, the Fund usually receives a fee from the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, a Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Fund may also call such loans in order to sell the securities involved. The risks in lending portfolio securities, as with other extensions of credit, include possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Manager to be of relatively high credit standing.


    ILLIQUID SECURITIES (BOTH FUNDS). Each Fund may purchase "illiquid securities," defined as securities which cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which a Fund has valued such securities, so long as no more than 15% of a Fund's net assets would be invested in such illiquid securities after giving effect to a purchase. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a Fund may be forced to sell them at a discount from the last offer price.


    PORTFOLIO TURNOVER. Portfolio turnover is not a limiting factor with respect to investment decisions of the Manager. The rate of a Fund's portfolio turnover may vary significantly from time to time depending on the volatility of economic and market conditions. Although the rate of portfolio turnover is difficult to predict, it is not anticipated that under normal circumstances the annual portfolio turnover rate of each of the long and short portfolios of the Barr Rosenberg Market Neutral Fund will exceed 150%, and it is not anticipated that under normal circumstances the annual portfolio turnover rate of the Barr Rosenberg Double Alpha Market Fund will exceed 50%. It is, however, impossible to predict portfolio turnover in future years. High portfolio turnover involves correspondingly greater brokerage commissions or dealer markup and other transaction costs, which will be borne directly by a Fund, and could involve realization of capital gains that would be taxable when distributed to shareholders of such Fund. To the extent portfolio turnover results in the realization of net short-term capital gains, such gains ordinarily are taxed to shareholders at ordinary income tax rates. See "Taxes."


    INVESTMENT OBJECTIVES AND POLICIES. Except as explicitly described otherwise, the investment objective and policies of each of the Funds may be changed without shareholder approval.

                            PERFORMANCE INFORMATION


    BARR ROSENBERG MARKET NEUTRAL FUND



    The cumulative total return of the Barr Rosenberg Market Neutral Fund for the period from inception (December 16, 1997 in the case of Institutional Shares and December 18, 1997 in the case of Investor Shares) to March 31, 1998 is as follows:



                                                                                      PERIOD FROM
                                                                                      INCEPTION TO
                                                                                     MARCH 31, 1998
                                                                                     --------------
Institutional Shares...............................................................      -0.30%
Investor Shares....................................................................      -0.40%



    THE NUMBERS REPORTED IN THE TABLE REPRESENT PAST PERFORMANCE AND ARE NOT PREDICTIVE OF FUTURE PERFORMANCE.



    PRIVATE ACCOUNTS



    Rosenberg Institutional Equity Management also serves as the manager of other accounts that have investment objectives, policies and strategies that are substantially similar to those of the Barr Rosenberg Market Neutral Fund (collectively, the "Private Accounts"). The Private Accounts, together with the Barr Rosenberg Market Neutral Fund, are collectively referred to herein as the "Market Neutral Accounts." The information below does not represent the historical performance of the Barr Rosenberg Market Neutral Fund and should not be considered a prediction of the future performance of such Fund. The performance of such Fund may be higher or lower than the performance of the Private Accounts. The performance information shown below is based on a composite of all of the Manager's accounts with substantially similar investment objectives, policies and strategies as the Barr Rosenberg Market Neutral Fund and has been adjusted to give effect to the estimated annualized expenses (without giving effect to any expense waivers or reimbursements) of Institutional Shares and Investors Shares of the Barr Rosenberg Market Neutral Fund during its first fiscal year. The composite performance information also includes the performance of the Barr Rosenberg Market Neutral Fund. The Private Accounts were not registered under the 1940 Act and therefore were not subject to certain investment restrictions imposed by the 1940 Act. If the Private Accounts had been registered under the 1940 Act, their performance might have been adversely affected. In addition, the Private Accounts were not subject to Subchapter M of the Internal Revenue Code. If the Private Accounts had been subject to Subchapter M, their performance might have been adversely affected. The following table shows the average annual total return for the one-year, three-year, five-year and since-inception periods ending March 31, 1998 for the Market Neutral Accounts adjusted to give effect to the estimated annual expenses of the Institutional Shares and Investor Shares of the Barr Rosenberg Market Neutral Fund during its first fiscal year. The following table also shows the average annual total return on 3-month U.S. Treasury bills for the same periods.



                                              ONE-YEAR PERIOD    THREE-YEAR PERIOD   FIVE-YEAR PERIOD        PERIOD FROM
                                                   ENDING              ENDING             ENDING          FEBRUARY 28, 1989
                                               MARCH 31, 1998      MARCH 31, 1998     MARCH 31, 1998      TO MARCH 31, 1998
                                             ------------------  ------------------  -----------------  ----------------------
Market Neutral Accounts....................          8.87%              16.53%              11.96%                7.87%
  (adjusted for the fees and expenses
    of Institutional Shares)
Market Neutral Accounts....................          8.33%              15.95%              11.40%                7.33%
  (adjusted for the fees and expenses of
    Investor Shares)
3-month U.S. Treasury Bills................          5.23%               5.28%               4.75%                5.35%



    An investment in the Barr Rosenberg Market Neutral Fund is different from an investment in 3-month U.S. Treasury Bills because Treasury Bills are backed by the full faith and credit of the U.S. Government, Treasury Bills have a fixed rate of return, investors in Treasury Bills do not bear the risk of losing their investment and an investment in the Fund is more volatile than an investment in Treasury Bills. Giving effect to the expense limitation of 2.00% on the expenses of the Institutional Shares of the Barr Rosenberg Market Neutral Fund as set forth in the "Fund Expenses" section, the average annual total return for the one-year, three-year, five-year and since-inception periods ending March 31, 1998 for the Market Neutral Accounts would have been 9.09%, 16.76%, 12.19% and 8.09%, respectively. Giving effect to the expense limitation of 2.50% on the expenses of the Investor Shares of the Barr Rosenberg Market Neutral Fund as set forth in the "Fund Expenses" section, the average annual total returns for the one-year, three-year, five-year and since-inception periods ending March 31, 1998 for the Market Neutral Accounts would have been 8.54%, 16.18%, 11.63% and 7.55%, respectively. There have been two enhancements to the Manager's market neutral strategy since its inception in 1989. First, the Manager incorporated its Earnings Change Model and Investor Sentiment Model into its market neutral strategy in October 1992 and April 1993, respectively. See "Management of the Trust -- The Manager's General Investment Philosophy and Strategy." The second change to the Manager's market neutral strategy occurred in July 1995, when the Manager focused its strategy on medium and smaller capitalization companies. Prior to such date, the Manager had applied its market neutral strategy to companies across the capitalization spectrum (I.E., large, medium and small capitalization companies. Since inception of the market neutral strategy, however, the Manager has maintained long and short positions of approximately the same dollar amount within a given capitalization sector. The Funds reserve the freedom to invest in stocks of companies of any capitalization to meet risk/return objectives and liquidity needs. Despite the two enhancements to the Manager's market neutral strategy since 1989, the Barr Rosenberg Market Neutral Fund has substantially similar investment objectives, policies and strategies as the Market Neutral Accounts.


                            MANAGEMENT OF THE TRUST


    Each Fund is advised and managed by Rosenberg Institutional Equity Management (the "Manager"), which provides investment advisory services to a number of institutional investors as well as the other portfolios of the Trust.


KEY PERSONNEL OF THE MANAGER

    The biography of each of the General Partners of the Manager, each of whom is also a Trustee of the Trust, is set forth below.

    BARR ROSENBERG. Dr. Rosenberg is Managing General Partner and Chief Investment Officer of the Manager. As such, he has ultimate responsibility for the Manager's securities valuation and portfolio optimization systems used to manage the Funds and for the implementation of the decisions developed therein. His area of special concentration is the design of the Manager's proprietary securities valuation model.


    Dr. Rosenberg earned a B.A. degree from the University of California, Berkeley, in 1963. He earned an M.Sc. from the London School of Economics in 1965, and a Ph.D. from Harvard University, Cambridge, Massachusetts, in 1968. From 1968 until 1983, Dr. Rosenberg was a Professor of Finance, Econometrics, and Economics at the School of Business Administration at the University of California, Berkeley. Concurrently, from 1968 until 1974, Dr. Rosenberg worked as a consultant in applied decision theory in finance, banking and medicine. In 1975, he founded Barr Rosenberg Associates, a financial consulting firm (now known as BARRA) where he was a managing partner, and later chief scientist until his departure in 1986. Dr. Rosenberg, the founder of the Berkeley Program in Finance, has experience in the modeling of complex processes with substantial elements of risk.


    MARLIS S. FRITZ. Ms. Fritz is a General Partner of the Manager. She has primary responsibility for the Manager's new business development and secondary responsibility for client service.

    Ms. Fritz earned a B.S. degree from the University of Michigan, Ann Arbor, in 1971. After working in life insurance management and sales for seven years, she entered the investment management business in 1978 as Marketing Associate with Forstmann-Leff Associates, New York. From 1983 until 1985, she was Vice President, Marketing at Criterion Investment Management Company, Houston, Texas.

    KENNETH REID. Dr. Reid is a General Partner and Director of Research of the Manager. His work is focused on the design and estimation of the Manager's valuation models and he has primary responsibility for analyzing the empirical evidence that validates and supports the day-to-day recommendations of the Manager's securities valuation models. Patterns of short-term price behavior discussed by Dr. Reid as part of his

Ph.D. dissertation have been refined and incorporated into the Manager's proprietary valuation and trading systems.

    Dr. Reid earned both a B.A. degree (1973) and an M.D.S. (1975) from Georgia State University, Atlanta. In 1982, he earned a Ph.D. from the University of California, Berkeley, where he was awarded the American Bankers Association Fellowship. From 1981 until June 1986, Dr. Reid worked as a consultant at BARRA in Berkeley, California. His responsibilities included estimating multiple-factor risk models, designing and evaluating active management strategies, and serving as an internal consultant on econometric matters in finance.


    Marlis S. Fritz and Kenneth Reid each holds a greater than 5% interest in the Manager. Rosenberg Alpha L.P., a California limited partnership, is a limited partner of the Manager and holds a greater than 5% interest in the Manager. Barr M. Rosenberg, the Managing General Partner of the Manager, and his wife, June Rosenberg, each holds a greater than 5% general partnership interest in Rosenberg Alpha L.P.



    There are 43 professional staff members of the Manager and the Manager's affiliate, Barr Rosenberg Investment Management, Inc., located in Orinda, California. Included among the Manager's professional staff are seven individuals with Ph.D.s and nineteen individuals with other graduate degrees. Six members of the staff have been awarded C.F.A. certificates.


THE OUTSIDE TRUSTEES

    William F. Sharpe and Nils H. Hakansson are Trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) of the Trust or the Manager.

    Dr. Sharpe is the STANCO 25 Professor of Finance at Stanford University's Graduate School of Business. He is best known as one of the developers of the Capital Asset Pricing Model, including the beta and alpha concepts used in risk analysis and performance measurement. He developed the widely-used binomial method for the valuation of options and other contingent claims. He also developed the computer algorithm used in many asset allocation procedures. Dr. Sharpe has published articles in a number of professional journals. He has also written six books, including PORTFOLIO THEORY AND CAPITAL MARKETS, (McGraw-Hill,
1970), ASSET ALLOCATION TOOLS, (Scientific Press, 1987), FUNDAMENTALS OF INVESTMENTS (with Gordon J. Alexander and Jeffery Bailey, Prentice-Hall, 1993) and INVESTMENTS (with Gordon J. Alexander and Jeffery Bailey, Prentice-Hall,
1995). Dr. Sharpe is a past President of the American Finance Association. He has served as consultant to a number of corporations and investment organizations. He is also a member of the Board of Trustees of Smith Breeden Trust, an investment company, and a director at CATS Software and Stanford Management Company. He received the Nobel Prize in Economic Sciences in 1990.


    Professor Hakansson is the Sylvan C. Coleman Professor of Finance and Accounting at the Haas School of Business, University of California, Berkeley. He is a former member of the faculty at UCLA as well as at Yale University. At Berkeley, he served as Director of the Berkeley Program in Finance (1988-1991) and as Director of the Professional Accounting Program (1985-1988). Professor Hakansson is a Certified Public Accountant and spent three years with Arthur Young & Company prior to receiving his Ph.D. from UCLA in 1966. He has twice been a Visiting Scholar at Bell Laboratories in New Jersey and was, in 1975, the Hoover Fellow at the University of New South Wales in Sydney, Australia and, in 1982, the Chevron Fellow at Simon Fraser University in British Columbia, Canada. In 1984, Professor Hakansson was a Special Visiting Professor at the Stockholm School of Economics, where he was also awarded an honorary doctorate in economics. He is a past president of the Western Finance Association (1983-1984). Professor Hakansson has published articles in a number of academic journals and in professional volumes. Many of his papers address various aspects of asset allocation procedures as well as topics in securities innovation, information economics and financial reporting. He has served on the editorial boards of several professional journals and been a consultant to the RAND Corporation and a number of investment organizations. Professor Hakansson is a member of the board of two foundations and a past board member of SuperShare Service Corporation and of Theatrix Interactive, Inc. He is also a Fellow of the Accounting Researchers International Association and a member of the Financial Economists Roundtable.



INDIVIDUALS RESPONSIBLE FOR THE FUNDS



    Management of the portfolio of each Fund is overseen by the Manager's General Partners who are responsible for the design and maintenance of the Manager's portfolio system, and by a portfolio manager who is responsible for research and monitoring each Fund's characteristic performance against the relevant benchmark and for monitoring cash balances. Dr. Rosenberg, Dr. Reid and
F. William Jump, Jr., the portfolio manager, are responsible for the day-to-day management of each Fund's portfolio. Dr. Rosenberg and Dr. Reid both have been employed by the Manager since 1985. Mr. Jump has had numerous responsibilities including trading, applications programming, new product development and portfolio engineering since he joined the Manager in 1990. He received a B.A. from Swarthmore College in 1977 and an M.B.A. from The Wharton School, University of Pennsylvania in 1983.


THE MANAGER'S GENERAL INVESTMENT PHILOSOPHY AND STRATEGY

    The Manager attempts to add value relative to a benchmark through a quantitative stock selection process, and seeks to diversify investment risk across the holdings in each Fund. In seeking to outperform each Fund's benchmark, the Manager also attempts to control risk in a Fund's portfolio relative to the benchmark.

    INVESTMENT PHILOSOPHY. The Manager's investment strategy is based on the belief that stock prices imperfectly reflect the present value of the expected future earnings of companies, their "fundamental value." The Manager believes that market prices will converge towards fundamental value over time, and that therefore, if the Manager can accurately determine fundamental value, and can apply a disciplined investment process to select those stocks that are currently undervalued (in the case of purchases) or overvalued (in the case of short sales), the Manager will outperform a Fund's benchmark over time.


    The premise of the Manager's investment philosophy is that there is a link between the price of a stock and the underlying financial and operational characteristics of the company. In other words, the price reflects the market's assessment of how well the company is positioned to generate future earnings and/or future cash flow. The Manager identifies and purchases those stocks that are undervalued (I.E., they are currently cheaper than similar stocks with the same characteristics) and engages in short sales with respect to those stocks that are overvalued (I.E., they are currently more expensive than similar stocks with the same characteristics). The Manager believes that the market will recognize the "better value" and that the mispricing will be corrected as the stocks in the Fund's portfolios are purchased or sold by other investors.

    In determining whether or not a stock is attractive, the Manager considers the company's current estimated fundamental value as determined by the Manager's proprietary Appraisal Model, the Manager's model for expected earnings, and analysis of investor sentiment toward the stock. The Manager identifies and causes a Fund to purchase an undervalued stock and to hold it in the Fund's portfolio until the market recognizes and corrects for the misvaluation. Conversely, the Manager identifies and causes a Fund to sell short an overvalued stock.


    DECISION PROCESS. The Manager's decision process is a continuum. Its research function develops models that analyze the more than 12,000 securities in the global universe, both fundamentally and technically, and determines the risk characteristics of the Fund's benchmark. The portfolio management function optimizes each portfolio's composition, executes trades, and monitors performance and trading costs.



    The essence of the Manager's approach is attention to important aspects of the investment process. Factors crucial to successful stock selection include:
(1) accurate and timely data on a large universe of companies; (2) subtle quantitative descriptors of value and predictors of changes in value; and (3) insightful definitions of similar businesses. The Manager assimilates, checks and structures the input data on which its models rely. The Manager believes that if the data is correct, the recommendations made by the system will be sound.



    STOCK SELECTION. Fundamental valuation of stocks is key to the Manager's investment process, and the heart of the valuation process lies in the Manager's proprietary Appraisal Model. Analysis of companies in the United States and Canada is conducted in a single unified model. The Appraisal Model discriminates where the two markets are substantially different, while simultaneously comparing companies in the two markets according to their degrees of similarity. European companies and Asian companies (other than Japanese companies) are analyzed in a nearly global model, which includes the United States and Canada as a further basis for comparative valuation, but which excludes Japan. Japanese companies are analyzed in an independent national model. The Appraisal Model incorporates the various accounting standards that apply in different markets and makes adjustments to ensure meaningful comparisons.


    An important feature of the Appraisal Model is the classification of companies into one or more of 166 groups of "similar" businesses. Currently, in the United States, 160 groups are applicable; in Japan, 122 groups are applicable; and in Europe, 154 groups are applicable. Each company is broken down into its individual business segments, and each segment is compared with similar business operations of other companies doing business in the same geographical market. In most cases, the comparison is extended to include companies with similar business operations in different markets. Subject to the availability of data in different markets, the Manager appraises the company's assets, operating earnings and sales within each business segment, accepting the market's valuation of that category of business as fair. The Manager then integrates the segment appraisals into balance sheet, income statement and sales valuation models for the total company, and simultaneously adjusts the segment appraisals to include appraisals for variables which are declared only for the total company, such as taxes, capital structure, and pension funding. The result is a single valuation for each of the companies followed.

    The difference between the Manager's appraisal and the market price is believed to represent an opportunity for profit. For each stock, the Manager develops "appraisal alphas" (I.E., the expected rate of extraordinary return) by adjusting for the rate at which the market has corrected for such misvaluations in the past.


    A second sphere of analysis is captured by the Manager's proprietary Earnings Change Model, which analyzes more than 20 variables to predict individual company earnings over a one-year horizon. The variables are fundamental and fall into three categories: measures of past profitability, measures of company operations and consensus earnings forecasts. The Earnings Change Model is independent of the Appraisal Model and projects the change in a company's earnings in cents/current price. The value of the projected earnings change is converted to an "earnings change alpha" by multiplying the projected change by the market's historical response to changes of that magnitude.


    Finally, the Manager's proprietary Investor Sentiment Model quantifies investor sentiment about features of stocks which influence price but which are not captured by the Appraisal Model or the Earnings Change Model. This Model measures company quality by looking at past price patterns and by predicting the probability of deficient earnings. The Investor Sentiment Model also captures market enthusiasm towards individual stocks by looking at broker recommendations and analyst estimates. Investor sentiment alphas are developed by multiplying the Model's sentiment scores by the market's historical response to such scores.

    Each company's earnings change alpha and investor sentiment alpha are added to its appraisal alpha to arrive at a total company alpha. Stocks with large positive total company alphas are candidates for purchase. Stocks with large negative total company alphas are candidates for short sales.

    Before trading, the Manager systematically analyzes the short-term price behavior of individual stocks to determine the timing of trades. The Investor Sentiment Model quantifies investor enthusiasm for each stock by analyzing its short-term performance relative to similar stocks, changes in analyst and broker opinions about the stock, and earnings surprises. The Manager develops a "trading alpha" for each stock, which is the Manager's prediction of the short-term return of a particular stock. This return is calculated by the Manager's proprietary model by analyzing short-term factors such as trading volume and price movements. The Manager believes its model, used in this way, can add value by helping determine the optimal timing of portfolio trades.


    OPTIMIZATION. The Manager's portfolio optimization system attempts to construct a Fund portfolio that will outperform the relevant benchmark, while maintaining portfolio risk characteristics similar to those of the Fund's benchmark. The optimizer simultaneously considers both the results of the Manager's stock selection models and risk in determining the benefit to a portfolio of a particular transaction. No transaction will be executed unless the opportunity offered by a purchase or sale candidate sufficiently exceeds the potential of an existing holding to justify the transaction costs.


    TRADING. The Manager's trading system aggregates the recommended transactions for a Fund and determines the feasibility of each recommendation in light of the stock's liquidity, the expected transaction costs, and general market conditions. It relays target price information to a trader for each stock considered for purchase or sale. Trades are executed through any one of four trading strategies: traditional brokerage, networks, accommodation, and package or "basket" trades.

    The network arrangements the Manager has developed with Instinet Matching System (IMS), Portfolio System for Institutional Trading (POSIT), and the Arizona Stock Exchange (AZX) facilitate large volume trading with little or no price disturbance and low commission rates.

    Accommodative trading (also referred to herein as the Manager's "match system") allows institutional buyers and sellers of stock to electronically present the Manager with their "interest" lists each morning. Any matches between the inventory that the brokers have presented and the Manager's own recommended trades are signaled to the Manager's traders. Because the broker is doing agency business and has a client on the other side of the trade, the Manager expects that the other side will be accommodative in the price. The Manager's objective in using this match system is to execute most trades on the Manager's side of the bid/ask spread so as to minimize market impact.


    Package trades further allow the Manager to trade large lists of orders simultaneously using state of the art tools such as the Instinet Real-Time System, Instinet Order Matching System and Lattice Trading System. Those tools provide order entry, negotiation and execution capabilities, either directly to other institutions or electronically to the floor of the exchange. The advantages of using such systems include speed of execution, low commissions, anonymity and very low market impact.


    The Manager continuously monitors trading costs to determine the impact of commissions and price disturbances on a Fund's portfolio.


MANAGEMENT CONTRACTS

    Under a Management Contract with the Trust on behalf of each Fund, the Manager selects and reviews each Fund's investments and provides executive and other personnel for the management of the Trust. Pursuant to the Trust's Agreement and Declaration of Trust, as amended, the Board of Trustees supervises the affairs of the Trust as conducted by the Manager. In the event that the Manager ceases to be the manager of a Fund, the right of the Trust to use the identifying name "Barr Rosenberg" and/or "Rosenberg" may be withdrawn.


    Each Fund will pay all other expenses incurred in the operation of such Fund, including, but not limited to, brokerage commissions and transfer taxes in connection with the Fund's portfolio transactions, all applicable taxes and filing fees, distribution fees, shareholder servicing fees, the fees and expenses for registration or qualification of its shares under the federal or state securities laws, the compensation of trustees who are not partners, officers or employees of the Manager, interest charges, expenses of issue or redemption of shares, charges of custodians, auditing and legal expenses, expenses of determining net asset value of Fund shares, expenses of reports to shareholders, expenses of meetings of shareholders, expenses of printing and mailing proxy statements and proxies to existing shareholders, expenses of printing and mailing prospectuses and insurance premiums.



    In addition, each Fund has agreed to pay the Manager a quarterly management fee at the annual percentage rate of such Fund's average daily net assets set forth below. The Manager has voluntarily undertaken to waive some or all of its management fee and, if necessary, to bear certain expenses of each Fund until further notice to the extent required to limit the total annual operating expenses (exclusive of nonrecurring account fees, extraordinary expenses and dividends and interest paid on securities sold short) of each class of shares to the percentage of a Fund's average daily net assets attributable to that class listed in the Expense Limitation column below. The Manager's fee for management of the Barr Rosenberg Market

Neutral Fund is higher than that paid by most other mutual funds although the Manager believes it is competitive with the fees for similar collective investment vehicles.


                                                                        CONTRACTUAL              EXPENSE LIMITATION
                                                                     MANAGEMENT FEE (AS          (AS A % OF AVERAGE
                                                                    A % OF AVERAGE DAILY              DAILY NET
                                                                        NET ASSETS)                  ASSETS)*(A)
                                                              --------------------------------   -------------------
INSTITUTIONAL SHARES
  Market Neutral Fund.......................................               1.90%                        2.00%
  Double Alpha Market Fund..................................               0.10%                        2.35%
INVESTOR SHARES
  Market Neutral Fund.......................................               1.90%                        2.50%
  Double Alpha Market Fund..................................               0.10%                        2.85%


------------------------

* Includes indirect expenses borne by the Barr Rosenberg Double Alpha Market Fund through ownership of Institutional Shares of the Barr Rosenberg Market Neutral Fund.


(a) Excluding dividend expenses incurred in connection with short sales.


ADMINISTRATOR, TRANSFER AGENT AND CUSTODIAN

    BISYS Fund Services (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trust's administrator and generally assists the Trust in all aspects of its administration and operation. As compensation for its administrative services, the Administrator receives a monthly fee based upon an annual percentage rate of 0.15% of the aggregate average daily net assets of the Trust.


    BISYS Fund Services, Inc. (the "Transfer Agent") serves as the Trust's transfer agent and provides dividend disbursing services for the Trust. The principal business address of the Transfer Agent is 3435 Stelzer Road, Columbus, Ohio 43219.



    Custodial Trust Company (the "Custodian") serves as custodian of the assets of the Funds. The principal business address of the Custodian is 101 Carnegie Center, Princeton, New Jersey 08540.


DISTRIBUTOR


    Investor Shares of the Funds are sold on a continuous basis by the Trust's distributor, Barr Rosenberg Funds Distributor, Inc. (the "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc. The Distributor's principal office is located at 90 Park Avenue, New York, New York 10016. Institutional Shares are sold directly by the Trust.


    Solely for the purpose of compensating the Distributor for services and expenses primarily intended to result in the sale of Investor Shares, such shares are subject to an annual Distribution Fee of up to 0.50% of the average daily net assets attributable to such shares in accordance with a Distribution Plan (the "Distribution Plan") adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act. Currently, each Fund pays the Distributor an annual Distribution Fee of 0.25% of each Fund's average daily net assets attributable to Investor Shares. Activities for which the Distributor may be reimbursed include (but are not limited to) the development and implementation of direct mail promotions and advertising for each Fund, the preparation, printing and distribution of prospectuses for the Funds to recipients other than existing shareholders, and contracting with one or more wholesalers of the Funds' shares. The Distribution Plan is of the type known as a "compensation" plan. This means that, although the Trustees of the Trust are expected to take into account the expenses of the Distributor in their periodic review of the Distribution Plan, the fees are payable to compensate the Distributor for services rendered even if the amount paid exceeds the Distributor's expenses.


    The Distributor may also provide (or arrange for another intermediary or agent to provide) personal and/or account maintenance services to holders of Investor Shares of the Funds (the Distributor or such entity is referred to as a "Servicing Agent" in such capacity). A Servicing Agent will be paid some or all of the Shareholder Servicing Fees charged with respect to Investor Shares of the Funds pursuant to a Servicing Plan for such shares.



YEAR 2000 ISSUES



    Many services provided to the Funds depend on the smooth functioning of computer systems. Many systems in use today cannot distinguish between the year 1900 and the year 2000. Should any of the service systems fail to process information properly, that could have an adverse impact on the Funds' operations and services provided to shareholders. The Manager, Distributor, Servicing Agent, Transfer Agent, Custodian, Administrator and certain other service providers to the Funds have reported that each is working toward mitigating the risks associated with the so-called "year 2000 problem." However, there can be no assurance that the problem will be corrected in all respects and that the Funds' operations and services provided to shareholders will not be adversely affected.


                                MULTIPLE CLASSES

    As indicated previously, the Funds offer two classes of shares to investors, with eligibility depending on the amount invested in a particular Fund. The two classes of shares are Institutional Shares and Investor Shares. The following table sets forth basic investment and fee information for each class.


                                                        MINIMUM                     ANNUAL         ANNUAL
                                                         FUND       SUBSEQUENT    SHAREHOLDER   DISTRIBUTION
NAME OF CLASS                                         INVESTMENT*  INVESTMENTS*   SERVICE FEE        FEE
----------------------------------------------------  -----------  ------------  -------------  -------------
Institutional Shares................................  $ 1 million   $   10,000          None           None
Investor Shares.....................................  $     2,500   $      500          .25%           .25%


------------------------------


* Certain exceptions apply. See " -- Institutional Shares" and "-- Investor Shares" below."


    The offering price of Fund shares is based on the net asset value per share next determined after an order is received. See "Purchase of Shares" and "Redemption of Shares."

INSTITUTIONAL SHARES


    Institutional Shares may be purchased by institutions such as endowments and foundations, plan sponsors of 401(a), 401(k), 457 and 403(b) plans and individuals. In order to be eligible to purchase Institutional Shares, an institution, plan or individual must make an initial investment of at least $1 million in the particular Fund. In its sole discretion, the Manager may waive this minimum investment requirement and the Manager intends to do so for employees of the Manager, for the spouse, parents, children, siblings, grandparents or grandchildren of such employees, for employees of the Administrator and for Trustees of the Trust who are not interested persons of the Trust or Manager and their spouses. Institutional Shares are sold without any initial or deferred sales charges and are not subject to any ongoing distribution expenses or shareholder servicing fees.

INVESTOR SHARES


    Investor Shares may be purchased by institutions, certain individual retirement accounts and individuals. In order to be eligible to purchase Investor Shares, an investor must make an initial investment of at least $2,500 in the particular Fund. In its sole discretion, the Manager may waive this minimum investment requirement. Investor Shares are subject to an annual Shareholder Service Fee equal to 0.25% of the average daily net assets attributable to Investor Shares and an annual Distribution Fee equal to 0.25% of the average daily net assets attributable to Investor Shares. As described above, the Distribution Plan permits payments of up to 0.50% of the Funds' average daily net assets attributable to Investor Shares. See "Management of the Trust -- Distributor."


GENERAL


    The Shareholder Service Fee charged with respect to Investor Shares is intended to be compensation for personal services rendered and for account maintenance with respect to such shares. The Distribution Fee charged with respect to Investor Shares is intended to compensate the Distributor for services and expenses primarily intended to result in the sale of Investor Shares. See "Management of the Trust -- Distributor."



    Shares of the Funds may be sold to corporations or other institutions such as trusts, foundations or broker-dealers purchasing for the accounts of others (collectively, "Shareholder Organizations"). Investors purchasing and redeeming shares of the Funds through a Shareholder Organization may be charged a transaction-based fee or other fee for the services provided by the Shareholder Organization. Each such Shareholder Organization is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions of Fund shares. Customers of Shareholder Organizations should read this Prospectus in light of the terms governing accounts with their particular organization.


                               PURCHASE OF SHARES

    The offering price for shares of each Fund is the net asset value per share next determined after receipt of a purchase order. See "Determination of Net Asset Value." Investors may be charged an additional fee by their broker or agent if they effect transactions through such persons.

INITIAL CASH INVESTMENTS BY WIRE


    Subject to acceptance by the Trust, shares of the Funds may be purchased by wiring federal funds. Please first contact the Trust at 1-800-447-3332 for complete wiring instructions. Notification must be given to the Trust at 1-800-447-3332 prior to 4:00 p.m., New York Time, of the wire date. Federal funds purchases will be accepted only on a day on which the Trust, the Distributor and the Custodian are all open for business. A completed Account Application must be overnighted to the Trust at Barr Rosenberg Series Trust c/o BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-8021.


INITIAL CASH INVESTMENTS BY MAIL

    Subject to acceptance by the Trust, an account may be opened by completing and signing an Account Application and mailing it to Barr Rosenberg Series Trust, P.O. Box 182495, Columbus, Ohio 43219-2495.

    The Fund(s) to be purchased should be specified on the Account Application. In all cases, subject to acceptance by the Trust, payment for the purchase of shares received by mail will be credited to a shareholder's account at the net asset value per share of a Fund next determined after receipt, even though the check may not yet have been converted into federal funds.

ADDITIONAL CASH INVESTMENTS


    Additional cash investments may be made at any time by mailing a check to the Trust at the address noted under "-- Initial Cash Investments by Mail" (payable to Barr Rosenberg Series Trust) or by wiring monies as noted under "-- Initial Cash Investments by Wire." Notification must be given at 1-800-447-3332 prior to 4:00 p.m., New York time, of the wire date. The minimum amounts for additional cash investments are $10,000 for Institutional Shares and $500 for Investor Shares. In its sole discretion, the Manager may waive the minimum additional investment requirements.


INVESTMENTS IN-KIND (INSTITUTIONAL SHARES)

    Institutional Shares may be purchased in exchange for common stocks on deposit at The Depository Trust Company ("DTC") or by a combination of such common stocks and cash. Purchase of Institutional Shares of a Fund in exchange for stocks is subject in each case to the determination by the Manager that the stocks to be exchanged are acceptable. Securities accepted by the Manager in exchange for Fund shares will be valued as set forth under "Determination of Net Asset Value" (generally the last quoted sale price) as of the time of the next determination of net asset value after such acceptance. All dividends, subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor from the issuer. Generally, the exchange of common stocks for Institutional Shares will be a taxable event for federal income tax purposes, which will trigger gain or loss to an investor subject to federal income taxation, measured by the difference between the value of the Institutional Shares received and the investor's basis in the securities tendered.


    The Manager will not approve the acceptance of securities in exchange for Fund shares unless (i) the Manager, in its sole discretion, believes the securities are appropriate investments for the Fund; (ii) the investor represents and agrees that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (iii) the securities may be acquired under the Fund's investment restrictions.

OTHER PURCHASE INFORMATION

    An eligible shareholder may also participate in the Barr Rosenberg Automatic Investment Program, an investment plan that automatically debits money from the shareholder's bank account and invests it in Investor Shares of one or more of the Funds through the use of electronic funds transfers. Investors may commence their participation in this program with a minimum initial investment of $2,500 and may elect to make subsequent investments by transfers of a minimum of $50 into their established Fund account. You may contact the Trust for more information about the Barr Rosenberg Automatic Investment Program.


    For purposes of calculating the purchase price of Fund shares, a purchase order is received by the Trust on the day that it is in "good order" unless it is rejected by the Distributor. For a cash purchase order of Fund shares to be in "good order" on a particular day a check or money wire must be received on or before 4:00 p.m., New York time of that day. In the case of a purchase in-kind of Institutional Shares, the investor's securities must be placed on deposit at DTC prior to 10:00 a.m., New York time. If the consideration is received by the Trust after the deadline, the purchase price of Fund shares will be based upon the next determination of net asset value of Fund shares. No third party or foreign checks will be accepted.



    The Trust reserves the right, in its sole discretion, to suspend the offering of shares of a Fund or to reject purchase orders when, in the judgment of the Manager, such suspension or rejection would be in the best interests of the Trust or a Fund.


    Purchases of each Fund's shares may be made in full or in fractional shares of such Fund calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

                                  IRA ACCOUNTS

    Investor Shares of the Funds may be used as a funding medium for IRAs. The minimum initial investment for an IRA is $2,000. A special application must be completed in order to create such an account. Contributions to IRAs are subject to prevailing amount limits set by the Internal Revenue Service. For more information about IRAs, call the Trust at 1-800-447-3332.

                              REDEMPTION OF SHARES


    Shares of the Funds may be redeemed by mail, or, if authorized by an investor in an Account Application, by telephone. The value of shares redeemed may be more or less than the original cost of those shares, depending on the market value of the investment securities held by the particular Fund at the time of the redemption.


BY MAIL


    The Trust will redeem its shares at the net asset value next determined after the request is received in "good order." See "Determination of Net Asset Value." Requests should be addressed to Barr Rosenberg Series Trust, P.O. Box 182495, Columbus, Ohio 43219-2495.


    Requests in "good order" must include the following documentation:

        (a) a letter of instruction specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;



        (b) any required signature guarantees (see "-- Signature Guarantees" below); and


        (c) other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

SIGNATURE GUARANTEES


    To protect shareholder accounts, the Trust and the Transfer Agent from fraud, signature guarantees may be required to enable the Trust to verify the identity of the person who has authorized a redemption from an account. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) at the registered address, (2) redemptions of $25,000 or more, and (3) share transfer requests. Signature guarantees may be obtained from certain eligible financial institutions, including but not limited to, the following: banks, trust companies, credit unions, securities brokers and dealers, savings and loan associations and participants in the Securities and Transfer Association Medallion Program (STAMP), the Stock Exchange Medallion Program (SEMP) or the New York Stock Exchange Medallion Signature Program (MSP). Shareholders may contact the Trust at 1-800-447-3332 for further details.


BY TELEPHONE


    Provided the Telephone Redemption Option has been authorized by an investor in an Account Application, a redemption of shares may be requested by calling the Transfer Agent at 1-800-447-3332 and requesting that the redemption proceeds be mailed to the primary registration address or wired per the authorized instructions. If the Telephone Redemption Option or the Telephone Exchange Option (as described below) is authorized, the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a shareholder and believed by the Transfer Agent to be genuine. The Transfer Agent's records of such instructions are binding and the shareholder, and not the Trust or the Transfer Agent, bears the risk of loss in the event of unauthorized instructions reasonably believed by the Transfer Agent to be genuine. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated are genuine and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. The procedures employed in connection with transactions initiated by telephone include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone. Telephone Redemption will be suspended for a period of 10 days following a telephonic address change.


SYSTEMATIC WITHDRAWAL PLAN


    An owner of $12,000 or more of shares of a Fund may elect to have periodic redemptions made from the investor's account to be paid on a monthly, quarterly, semiannual or annual basis. The maximum payment per year is 12% of the account value at the time of the election. The Trust will normally redeem a sufficient number of shares to make the scheduled redemption payments on a date selected by the shareholder. Depending on the size of the payment requested and fluctuation in the net asset value, if any, of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account. A shareholder may request that these payments be sent to a predesignated bank or other designated party. Capital gains and dividend distributions paid to the account will automatically be reinvested at net asset value on the distribution payment date.

FURTHER REDEMPTION INFORMATION


    Purchases of shares of the Funds made by check are not permitted to be redeemed until payment of the purchase price has been collected, which may take up to fifteen days after purchase. Shareholders can avoid this delay by utilizing the wire purchase option.


    If the Manager determines, in its sole discretion, that it would not be in the best interests of the remaining shareholders of a Fund to make a redemption payment wholly or partly in cash, such Fund may pay the redemption price of Institutional Shares in whole or in part by a distribution in kind of readily marketable securities held by such Fund in lieu of cash. Securities used to redeem Fund shares in kind will be valued in accordance with the Funds' procedures for valuation described under "Determination of Net Asset Value." Securities distributed by a Fund in kind will be selected by the Manager in light of each Fund's objective and will not generally represent a pro rata distribution of each security held in a Fund's portfolio. Investors may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

    The Trust may suspend the right of redemption and may postpone payment for more than seven days when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission, during periods when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to fairly determine the value of their net assets, or during any other period permitted by the Securities and Exchange Commission for the protection of investors.

                            EXCHANGE OF FUND SHARES

    The Funds offer two convenient ways to exchange shares in one Fund for shares of another Fund. Shares of a particular class of a Fund may be exchanged only for shares of the same class in another Fund. There is no sales charge on exchanges. Before engaging in an exchange transaction, a shareholder should read carefully the information in the Prospectus describing the Fund into which the exchange will occur. A shareholder may not exchange shares of a class of one Fund for shares of the same class of another Fund that is not qualified for sale in the state of the shareholder's residence. Although the Trust has no current intention of terminating or modifying the exchange privilege, it reserves the right to do so at any time.

    An exchange is taxable as a sale of a security on which a gain or loss may be recognized. Shareholders should receive written confirmation of the exchange within a few days of the completion of the transaction.

    A new account opened by exchange must be established with the same name(s), address and social security number as the existing account. All exchanges will be made based on the respective net asset values next determined following receipt of the request by the Funds containing the information indicated below.

EXCHANGE BY MAIL

    To exchange Fund shares by mail, shareholders should simply send a letter of instruction to the Trust. The letter of instruction must include: (a) the investor's account number; (b) the class of shares to be exchanged; (c) the Fund from and the Fund into which the exchange is to be made; (d) the dollar or share amount to be exchanged; and (e) the signatures of all registered owners or authorized parties.

EXCHANGE BY TELEPHONE

    To exchange Fund shares by telephone or to ask questions about the exchange privilege, shareholders may call the Trust at 1-800-447-3332. If you wish to exchange shares, please be prepared to give the telephone representative the following information: (a) the account number, social security number and account registration; (b) the class of shares to be exchanged; (c) the name of the Fund from which and the Fund into which the exchange is to be made; and (d) the dollar or share amount to be exchanged. Telephone exchanges are available only if the shareholder so indicates by checking the "yes" box on the Account Application. The Trust employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Trust reserves the right to suspend or terminate the privilege of exchanging by mail or by telephone at any time. The telephone exchange privilege will be suspended for a period of 10 days following a telephonic address change.

                        DETERMINATION OF NET ASSET VALUE

    The net asset value of each class of shares of the Funds will be determined once on each day on which the New York Stock Exchange is open as of 4:00 p.m., New York time.

    The net asset value per share of each class of the Funds is determined by dividing the particular class's proportionate interest in the total market value of the Fund's portfolio investments and other assets, less any applicable liabilities, by the total outstanding shares of that class of such Fund. Specifically, each Fund's liabilities are allocated among its classes. The total of such liabilities allocated to a particular class plus that class's shareholder servicing and/or distribution expenses, if any, and any other expenses specially allocated to that class are then deducted from the class's proportionate interest in a Fund's assets. The resulting amount for each class is divided by the number of shares of that class outstanding to produce the net asset value per share.


    Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or, if there is no such reported sale, at the most recent quoted bid price for long securities and at the most recent quoted ask price for securities sold short. Price information on listed securities is generally taken from the closing price on the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and at the most recent quoted ask price for securities sold short, except that debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Exchange-traded options on futures are valued at the settlement price as determined by the appropriate clearing corporation. Futures contracts are valued by computing the gain or loss by reference to the current settlement price as determined by the appropriate clearing corporation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees of the Trust or by persons acting at their direction.

                                 DISTRIBUTIONS

    Each Fund intends to pay out as dividends substantially all of its net investment income (which comes from dividends and any interest it receives from its investments and net short-term capital gains). Each Fund also intends to distribute substantially all of its net long-term capital gains, if any, after giving effect to any available capital loss carryover. Each Fund's policy is to declare and pay distributions of its dividends and interest annually although it may do so more frequently as determined by the Trustees of the Trust. Each Fund's policy is to distribute net short-term capital gains and net long-term gains annually, although it may do so more frequently as determined by the Trustees of the Trust to the extent permitted by applicable regulations.

    All dividends and/or distributions will be paid out in the form of additional shares of the relevant Fund to which the dividends and/or distributions relate at net asset value unless the shareholder elects to receive cash. Shareholders may make this election by marking the appropriate box on the Account Application or by writing to the Administrator.


    If you elect to receive distributions in cash and checks (i) are returned and marked as "undeliverable" or (ii) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable checks or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.


                                     TAXES


    Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as a Fund distributes, as dividends, substantially all of the sum of its taxable net investment income, its net tax-exempt income (if any), and, the excess, if any, of net short-term capital gains over net long-term capital losses for such year and otherwise qualifies for the special rules governing the taxation of regulated investment companies, the Fund itself will not pay federal income tax on the amount distributed. Such dividends will be taxable to shareholders subject to income tax as ordinary income. Distributions of long-term capital gains (generally taxed at 20%) will be taxable to shareholders as such, regardless of how long a shareholder has held the shares. Some 1998 distributions of long-term capital gains recognized in 1997 may be taxed at 28%. Distributions will be taxed as described above whether received in cash or in shares through the reinvestment of distributions. A distribution paid to shareholders by a Fund in January of a year is generally deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund will provide federal tax information annually, including information about dividends and distributions paid during the preceding year.

    To the extent such investments are permissible for a Fund, the Fund's short sales and transactions in options, futures contracts, hedging transactions, forward contracts, equity swap contracts and straddles will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. A Fund's use of such transactions may result in the Fund realizing more short-term capital gains and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

    The foregoing is a general summary of the federal income tax consequences of investing in a Fund to shareholders who are U.S. citizens or U.S. corporations. Shareholders should consult their own tax advisers about the tax consequences of an investment in the Funds in light of each shareholder's particular tax situation. Shareholders should also consult their own tax advisers about consequences under foreign, state, local or other applicable tax laws.

                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

    The Trust is a diversified open-end series management investment company organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated April 1, 1988, as amended (the "Declaration of Trust").


    The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest which are presently divided into five series. Interests in each of the Funds described in this Prospectus are represented by shares of such Fund. The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series of shares with such preferences and other rights as the Trustees may designate. Although the Trustees have no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently. The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust, terminate a series of the Trust or merge two or more existing portfolios. Shareholders' investments in such a portfolio would be evidenced by a separate series of shares.


    Each Fund is further divided into two classes of shares designated as Institutional Shares and Investor Shares. Each class of shares of a Fund represents interests in the assets of such Fund and has identical dividend, liquidation and other rights and the same terms and conditions except that expenses, if any, related to the distribution and shareholder servicing of a particular class are borne solely by such class and each class may, at the Trustees' discretion, also pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Trust's assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other classes. All other expenses are allocated to each class on the basis of the net asset value of that class in relation to the net asset value of such Fund.

    Each class of shares of a Fund has identical voting rights except that each class has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Each class of shares has exclusive voting rights with respect to matters pertaining to any distribution or servicing plan applicable to that class. Matters submitted to shareholder vote must be approved by each Fund separately except (i) when required by the 1940 Act, all shares shall be voted together and (ii) when the Trustees have determined that the matter does not affect all series, then only shareholders of the series affected shall be entitled to vote on the matter. All classes of shares of a Fund will vote together, except with respect to any distribution or servicing plan applicable to a class or when a class vote is required as specified above or otherwise by the 1940 Act. Shares are freely transferable, are entitled to dividends as declared by the Trustees and, in liquidation of a Fund portfolio, are entitled to receive the net assets of that portfolio, but not of the other portfolios. The Trust does not generally hold annual meetings of shareholders and will do so only when required by law. Shareholders holding a majority of the outstanding shares may remove Trustees from office by votes cast in person or by proxy at a meeting of shareholders or by written consent.


    The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, may, however, be terminated at any time by vote of at least two-thirds of the outstanding shares of each series of the Trust.

    Shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the risk of a shareholder incurring financial loss on account of that liability is considered remote since it may arise only in very limited circumstances.


    As of June 30, 1998, Gary E. Whipple may be deemed to control the Investor Shares of the Barr Rosenberg Double Alpha Market Fund because he beneficially owned more than 25% of such shares of such Fund.


                               OTHER INFORMATION

    Each Fund's investment performance may from time to time be included in advertisements about such Fund. Total return for a Fund is measured by comparing the value of an investment in such Fund at the beginning of the relevant period to the redemption value of the investment in such Fund at the end of such period (assuming immediate reinvestment of any dividends or capital gains distributions). All data are based on a Fund's past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's portfolio and a Fund's operating expenses. Investment performance also often reflects the risks associated with a Fund's investment objective and policies. These factors should be considered when comparing a Fund's investment results with those of other mutual funds and other investment vehicles. Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect.

                             SHAREHOLDER INQUIRIES

    Shareholders may direct inquiries to the Trust at Barr Rosenberg Series Trust, P.O. Box 182495, Columbus, Ohio 43219-2495.

SHAREHOLDER SERVICES
1-800-555-5737 (INSTITUTIONAL SHARE CUSTOMERS)
1-800-447-3332 (INVESTOR SHARE CUSTOMERS)


Additional Information may be found on the World Wide Web at http://www.riem.com


BARR ROSENBERG SERIES TRUST
3435 Stelzer Road
Columbus, OH 43219


MANAGER


Rosenberg Institutional Equity Management
Four Orinda Way, Building E
Orinda, CA 94563



ADMINISTRATOR, TRANSFER AND DIVIDEND PAYING AGENT


BISYS Fund Services
3435 Stelzer Road
Columbus, OH 43219

DISTRIBUTOR


Barr Rosenberg Funds Distributor, Inc.
90 Park Avenue
New York, NY 10016


CUSTODIAN OF ASSETS

Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
555 California Street
San Francisco, CA 94104

LEGAL COUNSEL

Ropes & Gray
One International Place
Boston, MA 02110

            B a r r
            R o s e n b e r g
            S e r i e s
            T r u s t


- Barr Rosenberg Market Neutral Fund
- Barr Rosenberg Double Alpha Market Fund



                      Prospectus
                      July 29, 1998

                             BARR ROSENBERG SERIES TRUST

                          BARR ROSENBERG MARKET NEUTRAL FUND
                       BARR ROSENBERG DOUBLE ALPHA MARKET FUND

                         STATEMENT OF ADDITIONAL INFORMATION


                                    JULY 29, 1998




     This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the prospectus of the Barr Rosenberg Market Neutral Fund and Barr Rosenberg Double Alpha Market Fund of Barr Rosenberg Series Trust dated July 29, 1998 (the "Prospectus") and should be read in conjunction therewith. A copy of the Prospectus may be obtained from Barr Rosenberg Series Trust, 3435 Stelzer Road, Columbus, Ohio 43219.

                                  TABLE OF CONTENTS

Page


INVESTMENT OBJECTIVES AND POLICIES . . . . . . . . . . . . . . . . . . . . . . 3

MISCELLANEOUS INVESTMENT PRACTICES . . . . . . . . . . . . . . . . . . . . . . 4

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . 5

INCOME DIVIDENDS, DISTRIBUTIONS AND TAX STATUS . . . . . . . . . . . . . . . . 6

MANAGEMENT OF THE TRUST. . . . . . . . . . . . . . . . . . . . . . . . . . . . 8

INVESTMENT ADVISORY AND OTHER SERVICES . . . . . . . . . . . . . . . . . . . . 9

PORTFOLIO TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . .12

TOTAL RETURN CALCULATIONS. . . . . . . . . . . . . . . . . . . . . . . . . . .13

DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES . . . . . . . . . . . . . . .14

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . . . . . . . . .18

PURCHASE AND REDEMPTION OF SHARES. . . . . . . . . . . . . . . . . . . . . . .18

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .18


                          INVESTMENT OBJECTIVES AND POLICIES

     The investment objective and policies of each of the Barr Rosenberg Market Neutral Fund and Barr Rosenberg Double Alpha Market Fund (each, a "Fund" and collectively, the "Funds") of Barr Rosenberg Series Trust (the "Trust") are summarized on the front page of the Prospectus and in the text of the Prospectus under the headings "Investment Objectives and Policies" and "General Description of Risks and Fund Investments."

     In addition, the following is an additional description of certain investments of the Fund(s).

     SHORT SALES (BOTH FUNDS). The Barr Rosenberg Market Neutral Fund will seek, and the Barr Rosenberg Double Alpha Market Fund may seek, to realize additional gains through short sales. Short sales are transactions in which a Fund sells a security it does not own, in anticipation of a decline in the value of that security relative to the long positions held by the Fund. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.


     A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund may realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a Fund may be required to pay in connection with a short sale. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price.



     S&P 500 INDEX FUTURES AND RELATED OPTIONS (BARR ROSENBERG DOUBLE ALPHA MARKET FUND ONLY). An S&P 500 Index Future contract (an "Index Future") is a contract to buy or sell an integral number of units of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index") at a specified future date at a price agreed upon when the contract is made. A unit is the value of the S&P 500 Index from time to time. Entering into a contract to buy units of the S&P 500 Index is commonly referred to as buying or purchasing a contract or holding a long position in the S&P 500 Index.


     Index Futures can be traded through all major commodity brokers.
Currently, contracts are expected to expire on the tenth day of March, June, September and December. The Barr Rosenberg Double Alpha Market Fund will ordinarily be able to close open positions on the United States futures exchange on which Index Futures are then traded at any time up to and including the expiration day.


     In contrast to purchases of a common stock, no price is paid or received by the Barr Rosenberg Double Alpha Market Fund upon the purchase of a futures contract. Upon entering into a futures contract, the Fund will be required to deposit with its custodian in a segregated account in the name of the futures broker a specified amount of cash or securities. This is known by participants in the market as "initial margin." The types of instruments that may be deposited as initial margin, and the required amount of initial margin, are determined by the futures exchange(s) on which the Index Futures are traded.
The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to and from the broker, will be made on a daily basis as the price of the S&P 500 Index fluctuates, making the position in the futures contract more or less valuable, a process known as "marking to the market." For example, when the Fund has purchased an Index Future and the price of the S&P 500 Index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when the Fund has purchased an Index Future and the price of the S&P 500 Index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. When the Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a gain or a loss.


     The price of Index Futures may not correlate perfectly with movement in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the S&P 500 Index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions.


     Position in Index Futures may be closed out only if there is a secondary market for such futures. There can be no assurance that a liquid secondary market will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Barr Rosenberg Double Alpha Market Fund would continue to be required to make daily cash payments of variation margin.



     Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction for a futures contract purchase is effected by entering into a futures contract sale for the same aggregate amount of the specified financial instrument with the same delivery date. If the offsetting sale price exceeds the purchase price, the Barr Rosenberg Double Alpha Market Fund realizes a gain, and if the purchase price exceeds the offsetting price, the Fund realizes a loss.


     Options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

     The ability to establish and close out positions in options on futures contracts will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although the Barr Rosenberg Double Alpha Market Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options, with the result that the Fund would have to exercise the options in order to realize any profit.


                          MISCELLANEOUS INVESTMENT PRACTICES


     PORTFOLIO TURNOVER. A change in securities held by a Fund is known as "portfolio turnover" and almost always involves the payment by a Fund of brokerage commissions or dealer markup and other transaction costs on the sale of securities as well as on the reinvestment of the proceeds in other securities. Portfolio turnover is not a limiting factor with respect to investment decisions. The portfolio turnover rate for the Barr Rosenberg Market Neutral Fund for the period ended March 31, 1998 was 232.93%. As disclosed in the Prospectus, high portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds, and could involve realization of capital gains that would be taxable when distributed to shareholders of a Fund. To the extent that portfolio turnover results in the realization of net short-term capital gains, such gains are ordinarily taxed to shareholders at ordinary income tax rates. See "Income Dividends, Distributions and Tax Status" and "Portfolio Transactions."


     NOTICE ON SHAREHOLDER APPROVAL. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of each of the Funds may be changed without shareholder approval.

                               INVESTMENT RESTRICTIONS

     Without a vote of the majority of the outstanding voting securities of a Fund, the Trust will not take any of the following actions with respect to such
Fund:

     (1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of the Fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes or for payments of variation margin (in the case of the Barr Rosenberg Double Alpha Market Fund only). Such borrowings will be repaid before any additional investments are purchased.
Short sales and related borrowings of securities are not subject to this restriction.

     (2) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of the Fund's total assets (taken at cost) and then only to secure borrowings permitted by Restriction 1 above. (For the purposes of this restriction, collateral arrangements with respect to options, short sales, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. Collateral arrangements with respect to swaps and other derivatives are also not deemed to be a pledge or other encumbrance of assets.)

     (3) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

     (4) Make short sales of securities or maintain a short position if, when added together, more than 100% of the value of a Fund's net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales, and (ii) allocated to segregated accounts in connection with short sales. Short sales "against the box" are not subject to this limitation.

     (5) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

     (6) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

     (7) Concentrate more than 25% of the value of its total assets in any one industry.

     (8) Invest in securities of other investment companies, except to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), or by an exemptive order issued by the Securities and Exchange Commission.

     (9) Purchase or sell commodities or commodity contracts except that each of the Funds may purchase and sell stock index and other financial futures contracts and options thereon.

     (10) Make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities.

      (11) Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction (2) above; any borrowing permitted by restriction (1) above; short sales permitted by restriction (4) above; any collateral arrangements with respect to short sales, swaps, options, future contracts and options on future contracts and with respect to initial and variation margin; and the purchase or sale of options, future contracts or options on future contracts.)

     Notwithstanding the latitude permitted by Restriction 9 above, the Funds have no current intention of purchasing interest rate futures.

     It is contrary to the present policy of each of the Funds, which may be changed by the Trustees of the Trust without shareholder approval, to:


     (a) Invest in warrants or rights (other than warrants or rights acquired by a Fund as a part of a unit or attached to securities at the time of purchase).


     (b) Write, purchase or sell options on particular securities (as opposed to market indices).

     (c) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

     (d) Make investments for the purpose of exercising control of a company's management.

     (e) Invest in (a) securities which at the time of investment are not readily marketable and (b) repurchase agreements maturing in more than seven days if, as a result, more than 15% of the Fund's net assets (taken at current value) would then be invested in such securities.

     Unless otherwise indicated, all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.


     The phrase "shareholder approval," as used in the Prospectus and herein, and the phrase "vote of a majority of the outstanding voting securities," as used herein, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund or the Trust, as the case may be, or (2) 67% or more of the shares of a Fund or the Trust, as the case may be, present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.


                    INCOME DIVIDENDS, DISTRIBUTIONS AND TAX STATUS


     The tax status of the Funds and the distributions which they may make are summarized in the Prospectus under the headings "Distributions" and "Taxes."
The Funds intend to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended. In order to qualify as a "regulated investment company" and to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of such Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. Government securities or securities of other regulated investment companies); and (c) distribute annually at least 90% of the sum of its taxable net investment income, its net tax-exempt income (if any), and, the excess, if any, of net short-term capital gains over net long-term capital losses for such year. To the extent a Fund qualifies for treatment as a regulated investment company, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.


     As described in the Prospectus under the heading "Distributions," each Fund intends to pay out substantially all of its ordinary income and net short-term capital gains, and to distribute substantially all of its net capital gains, if any, after giving effect to any available capital loss carryover. Net capital gain is the excess of net gains from assets held for more than one year over net losses from capital assets held for not more than one year. In order to avoid an excise tax imposed on certain undistributed income, a Fund must distribute prior to each calendar year end without regard to the Fund's fiscal year end (i) 98% of the Fund's ordinary income, and (ii) 98% of the Fund's capital gain net income, if any, realized in the one-year period ending on October 31.


     In general, all dividend distributions derived from ordinary income and short-term capital gain are taxable to investors as ordinary income. Distributions of long-term gains (generally taxed at a 20% rate) will be taxable to shareholders as such, regardless of how long a shareholder has held the shares in the Fund. Some 1998 distributions of long-term capital gains recognized in 1997 may be subject to tax at 28%. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions. The dividends-received deduction for corporations will generally apply to a Fund's dividends from investment income to the extent derived from dividends received by the Fund from domestic corporations, provided the Fund and the shareholder each meet the relevant holding period requirements.



     Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.


     Certain tax-exempt organizations or entities may not be subject to federal income tax on dividends or distributions from a Fund. Each organization or entity should review its own circumstances and the federal tax treatment of its income.

     Each Fund is generally required to withhold and remit to the U.S. Treasury 31% of the taxable dividends and other distributions, whether distributed in cash or reinvested in shares of the Fund, paid or credited to any shareholder account for which an incorrect or no taxpayer identification number has been provided or where the Fund is notified that the shareholder has underreported income in the past (or the shareholder fails to certify that he is not subject to such withholding). However, the general back-up withholding rules set forth above will not apply to tax-exempt entities so long as each such entity furnishes a Fund with an appropriate certificate.


     The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations will generally be effective for payments made after December 31, 1999 (although transition rules will apply).
In some circumstances, the new rules will increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisors with respect to the potential application of these new regulations.



     To the extent such investments are permissible for a particular Fund, the Fund's transactions in options, futures contracts, hedging transactions, forward contracts and straddles will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.





     THE TAX DISCUSSION SET FORTH ABOVE IS A SUMMARY INCLUDED FOR GENERAL INFORMATION PURPOSES ONLY. EACH SHAREHOLDER IS ADVISED TO CONSULT ITS OWN TAX ADVISER WITH RESPECT TO THE SPECIFIC TAX CONSEQUENCES TO IT OF AN INVESTMENT IN THE FUNDS, INCLUDING THE EFFECT AND APPLICABILITY OF STATE, LOCAL, FOREIGN, AND OTHER TAX LAWS AND THE POSSIBLE EFFECTS OF CHANGES IN FEDERAL OR OTHER TAX LAWS. THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.


                               MANAGEMENT OF THE TRUST




     The Trustees and officers of the Trust and their principal occupations during the past five years are as follows:


 Kenneth Reid* (48)                      General Partner and Director of
 President, Trustee                      Research, Rosenberg Institutional
                                         Equity Management, June 1986 to
                                         present.


 Marlis S. Fritz* (48)                   General Partner and Director of
 Vice President, Trustee                 Marketing, Rosenberg Institutional
                                         Equity Management, April 1985 to
                                         present.

 Nils H. Hakansson (61)                  Sylvan C. Coleman Professor of Finance
 Trustee                                 and Accounting, Haas School of
                                         Business, University of California,
                                         Berkeley, June 1969 to present.
                                         Director, Supershare Services
                                         Corporation (investment management),
                                         Los Angeles, California, November 1989
                                         to 1995.

 Barr M. Rosenberg* (55)                 Managing General Partner and Chief
 Trustee                                 Investment Officer, Rosenberg
                                         Institutional Equity Management,
                                         January 1985 to present.

 William F. Sharpe (64)                  STANCO 25 Professor of Finance,
 Trustee                                 Stanford University.  Chairman,
                                         Financial Engines Incorporated, Los
                                         Altos, California (electronic
                                         investment advice), March 1996 to
                                         present.

 Po-Len Hew (32)                         Accounting Manager, Rosenberg
 Treasurer                               Institutional Equity Management,
                                         October 1989 to present.

 Carolyn Demler (54)                     Administrative Coordinator, Rosenberg
 Clerk                                   Institutional Equity Management,
                                         December 1988 to present.


                                         -8-


 Edward H. Lyman (54)                    Executive Vice President, Barr
 Vice President                          Rosenberg Investment Management, Inc.,
                                         and General Counsel to the Rosenberg
                                         Group of companies, 1990 to present.

 Richard L. Saalfeld (55)                President and Chief Executive Officer
 Vice President                          of mutual fund unit of Rosenberg
                                         Institutional Equity Management from
                                         June 1996 to present; Consultant to
                                         Rosenberg Institutional Equity
                                         Management, September 1995 to May
                                         1996; Chairman and Chief Executive
                                         Officer of CoreLink Resources, Inc.
                                         (mutual fund marketing organization),
                                         Concord, California, April 1993 to
                                         August 1995; Consultant, December 1992
                                         to March 1993.

 Harold L. Arbit (51)                    Vice President and Partner, Rosenberg
 Vice President                          Alpha L.P., 1984 to present.

 F. William Jump, Jr. (42)               Portfolio engineer, Rosenberg
 Vice President                          Institutional Equity Management,
                                         August 1990 to present.

* Trustees who are "interested persons" (as defined in the 1940 Act) of the Trust or the Manager.



     The mailing address of each of the officers and Trustees is c/o Barr Rosenberg Series Trust, 3435 Stelzer Road, Columbus, OH 43219. The principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.


     The Trust pays the Trustees other than those who are interested persons of the Trust or Manager an annual fee of $37,950 plus $4,125 for each meeting attended. The Trust does not pay any pension or retirement benefits for its Trustees. The Trust does not pay any compensation to officers or Trustees of the Trust other than those Trustees who are not interested persons of the Trust or Manager. The following table sets forth information concerning the total compensation paid to each of the Trustees who are not interested persons of the Trust or Manager in the fiscal year ended March 31, 1998:


                                                                 Total
                                 Pension or                      Compensation
                                 Retirement                      from
                 Aggregate       Benefits        Estimated       Registrant
                 Compensation    Accrued as      Annual          and Fund
 Name of Person  from            Part of Fund    Benefits Upon   Complex Paid
 Position        Registrant      Expenses        Retirement      to Directors
 --------        ----------      --------        ----------      ------------
 Nils H.         $42,487.50      $  0            $  0            $42,487.50
 Hakansson
 Trustee

 William F.      $42,487.50      $  0            $  0            $42,487.50
 Sharpe
 Trustee




     Messrs. Rosenberg, Reid, Arbit, Lyman, Saalfeld and Jump and Ms. Fritz, Demler and Hew, each being a general partner, limited partner, officer or employee of the Manager, will each benefit from the management fees paid by the Trust to the Manager, but receive no direct compensation from the Trust.


                        INVESTMENT ADVISORY AND OTHER SERVICES


     MANAGEMENT CONTRACTS. Under management contracts (each, a "Management Contract") between the Trust, on behalf of each Fund, and Rosenberg Institutional Equity Management (the "Manager"), subject to the control of the Trustees of the Trust and such policies as the Trustees may determine, the Manager will furnish continuously an investment program for each Fund and will make investment decisions on behalf of each Fund and place all orders for the purchase and sale of portfolio securities. Subject to the control of the Trustees, the Manager furnishes office space and equipment, provides certain bookkeeping and clerical services and pays all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with the Manager. As indicated under "Portfolio Transactions -- Brokerage and Research Services," the Trust's portfolio transactions may be placed with broker-dealers which furnish the Manager, at no cost, certain research, statistical and quotation services of value to the Manager in advising the Trust or its other clients.



     Each of the Funds has agreed to pay the Manager a quarterly management fee at the annual percentage rate of the relevant Fund's average daily net assets set forth in the Prospectus. The Manager has informed the Trust that it will voluntarily waive some or all of its management fees under the Management Contracts and, if necessary, will bear certain expenses of each Fund until further notice so that each Fund's total annual operating expenses (exclusive of nonrecurring account fees, extraordinary expenses and dividends and interest paid on securities sold short) applicable to each class will not exceed the percentage of each Fund's average daily net assets attributable to that class as set forth in the Prospectus. In addition, the Manager's compensation under each Management Contract is subject to reduction to the extent that in any year the expenses of a Fund (including investment advisory fees but excluding taxes, portfolio brokerage commissions and any distribution expenses paid by a class of shares of a Fund pursuant to a distribution plan or otherwise) exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the Fund are qualified for offer and sale.


     Each Management Contract provides that the Manager shall not be subject to any liability to the Trust or to any shareholder of the Trust in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties thereunder.

     Each Management Contract will continue in effect for a period of no more than two years from the date of its execution only so long as its continuance is approved at least annually by (i) vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the relevant Fund. Each Management Contract automatically terminates on assignment, and is terminable on not more than 60 days' notice by the Trust to the Manager. In addition, each Management Contract may be terminated on not more than 60 days' written notice by the Manager to the Trust.

     As disclosed in the Prospectus, the general partners of the Manager are Barr M. Rosenberg, Marlis S. Fritz and Kenneth Reid. Each of these persons may be deemed a controlling person of the Manager.

     As discussed in this Statement of Additional Information under the heading "Management of the Trust," Barr M. Rosenberg is a Trustee of the Trust as well as Managing General Partner and Chief Investment Officer of the Manager; Marlis
S. Fritz is a Trustee and Vice President of the Trust as well as a general partner of the Manager; and Kenneth Reid is a Trustee and President of the Trust as well as a general partner and Director of Research of the Manager.


     During the period from December 16, 1997 (inception date) to March 31, 1998, the Barr Rosenberg Market Neutral Fund paid the following amounts as management fees to the Manager pursuant to its Management Contract:



Period                                Gross         Reduction        Net
------                                -----         ---------        ---
12/16/97 - 3/31/98                   $700,708       $193,487       $507,221




     ADMINISTRATIVE SERVICES. The Trust has entered into a Fund Administration Agreement with BISYS Fund Services (the "Administrator") pursuant to which the Administrator provides certain management and administrative services necessary for the Funds' operations including: (i) general supervision of the operation of the Funds including coordination of the services performed by the Funds' investment adviser, transfer agent, custodian, independent accountants and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions, and preparation of proxy statements and shareholder reports for the Funds; (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Funds' officers and Board of Trustees; and (iii) furnishing office space and certain facilities required for conducting the business of the Funds. The Trust's principal underwriter is an affiliate of the Administrator. For these services, the Administrator is entitled to receive a fee, payable monthly, at the annual rate of 0.15% of the average daily net assets of the Trust. For the period from December 16, 1997 (inception date) to March 31, 1998, the Administrator was entitled to receive from the Barr Rosenberg Market Neutral Fund $55,610 in administration fees. Of this amount the Administrator waived $19,476.

     The Trust has also entered into a Fund Accounting Agreement with BISYS Fund Services, Inc. (the "Fund Accountant") pursuant to which the Fund Accountant provides certain accounting services necessary for the Funds' operations. For these services, the Fund Accountant is entitled to receive an annual fee of $50,000 for each Fund. For the period from December 16, 1997 (inception date) to March 31, 1998 the Barr Rosenberg Market Neutral Fund paid $16,401 in fund accounting fees. The Trust's principal underwriter is an affiliate of the Fund Accountant.

     DISTRIBUTOR AND DISTRIBUTION PLAN. As stated in the Prospectus under the heading "Management of the Trust -- Distributor," Investor Shares of each Fund are sold on a continuous basis by the Trust's distributor, Barr Rosenberg Funds Distributor, Inc. (the "Distributor"). Under the Distributor's Contract between the Trust and the Distributor (the "Distributor's Contract"), the Distributor is not obligated to sell any specific amount of shares of the Trust and will purchase shares for resale only against orders for shares.

     Pursuant to the Distribution Plan (the "Plan") described in the Prospectus, in connection with the distribution of Investor Shares of the Trust, the Distributor receives certain distribution fees from the Trust. Subject to the percentage limitation on the distribution fee set forth in the Prospectus, the distribution fee may be paid in respect of services rendered and expenses borne in the past with respect to Investor Shares as to which no distribution fee was paid on account of such limitation. The Distributor may pay all or a portion of the distribution fees it receives from the Trust to participating and introducing brokers.

     For the period December 16, 1997 (inception date) to March 31, 1998, the Barr Rosenberg Market Neutral Fund incurred distribution expenses of $12,626. Of this amount, the Distributor retained $4,440. The Distributor paid $8,186 to broker-dealers and other selling and/or servicing institutions.

     The Plan may be terminated with respect to Investor Shares by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or the Distributor's Contract (the "Independent Trustees"), or by vote of a majority of the outstanding voting securities of that class. Any change in the Plan that would materially increase the cost to Investor Shares requires approval by holders of Investor Shares. The Trustees of the Trust review quarterly a written report of such costs and the purposes for which such costs have been incurred. Except as described above, the Plan may be amended by vote of the Trustees of the Trust, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose.
For so long as the Plan is in effect, selection and nomination of those Trustees of the Trust who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons.

     The Distributor's Contract may be terminated with respect to any Fund or Investor Shares thereof at any time by not more than 60 days' nor less than 30 days' written notice without payment of any penalty either by the Distributor or by such Fund or class and will terminate automatically, without the payment of any penalty, in the event of its assignment.

     The Plan and the Distributor's Contract will continue in effect with respect to each class of shares to which they relate for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of the entire Board of Trustees (or by vote of a majority of the outstanding shares of a class, in the case of the Distributor's Contract) cast in person at a meeting called for that purpose.

     If the Plan or the Distributor's Contract are terminated (or not renewed) with respect to one or more classes, they may continue in effect with respect to any class of any Fund as to which they have not been terminated (or have been renewed).

     The Trustees of the Trust believe that the Plan will provide benefits to the Trust. The Trustees believe that the Plan will result in greater sales and/or fewer redemptions of Investor Shares, although it is impossible to know for certain the level of sales and redemptions of Investor Shares that would occur in the absence of the Plan or under alternative distribution schemes. The Trustees believe that the effect on sales and/or redemptions benefit the Trust by reducing Fund expense ratios and/or by affording greater flexibility to the Trust.

     CUSTODIAL ARRANGEMENTS. Custodial Trust Company ("CTC"), Princeton, NJ 08540, is the Trust's custodian. As such, CTC holds in safekeeping certificated securities and cash belonging to the Trust and, in such capacity, is the registered owner of securities in book-entry form belonging to a Fund. Upon instruction, CTC receives and delivers cash and securities of a Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities.

     INDEPENDENT ACCOUNTANTS. The Trust's independent accountants are PricewaterhouseCoopers LLP, 555 California Street, San Francisco, California 94104. Pricewaterhouse Coopers LLP conducts an annual audit of the Trust's financial statements, assists in the preparation of the Trust's federal and state income tax returns and the Trust's filings with the Securities and Exchange Commission, and consults with the Trust as to matters of accounting and federal and state income taxation.


                                PORTFOLIO TRANSACTIONS

     INVESTMENT DECISIONS. The purchase and sale of portfolio securities for the Funds and for the other investment advisory clients of the Manager are made by the Manager with a view to achieving each client's investment objective. For example, a particular security may be purchased or sold on behalf of certain clients of the Manager even though it could also have been purchased or sold for other clients at the same time.

     Likewise, a particular security may be purchased on behalf of one or more clients when the Manager is selling the same security on behalf of one or more other clients. In some instances, therefore, the Manager, acting for one client may sell indirectly a particular security to another client. It also happens that two or more clients may simultaneously buy or sell the same security, in which event purchases or sales are effected PRO RATA on the basis of cash available or other equitable basis so as to avoid any one account's being preferred over any other account.

     BROKERAGE AND RESEARCH SERVICES. Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different brokers. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid for such securities usually includes an undisclosed dealer commission or mark up. In placing orders for the portfolio transactions of a Fund, the Manager will seek the best price and execution available, except to the extent it may be permitted to pay higher brokerage commissions for brokerage and research services as described below. The determination of what may constitute best price and execution by a broker-dealer in effecting a securities transaction involves a number of considerations, including, without limitation, the overall net economic result to the Fund (involving price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Because of such factors, a broker-dealer effecting a transaction may be paid a commission higher than that charged by another broker-dealer. Most of the foregoing are judgmental considerations.

     Over-the-counter transactions often involve dealers acting for their own account. It is the Manager's policy to place over-the-counter market orders for a Fund with primary market makers unless better prices or executions are available elsewhere.

     Although the Manager does not consider the receipt of research services as a factor in selecting brokers to effect portfolio transactions for a Fund, the Manager will receive such services from brokers who are expected to handle a substantial amount of a Fund's portfolio transactions. Research services may include a wide variety of analyses, reviews and reports on such matters as economic and political developments, industries, companies, securities and portfolio strategy. The Manager uses such research in servicing other clients as well as the Trust.

     As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, and subject to such policies as the Trustees of the Trust may determine, the Manager may pay an unaffiliated broker or dealer that provides "brokerage and research services" (as defined in the Act) to the Manager an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction.


     The Barr Rosenberg Market Neutral Fund paid brokerage commissions of $633,794.69 for the period from December 16, 1997 (inception date) to March 31, 1998.


                             TOTAL RETURN CALCULATIONS

     Each Fund computes its average annual total return separately for its share classes by determining the average annual compounded rates of return during specified periods that would equate the initial amount invested in a particular share class to the ending redeemable value of such investment in such class, according to the following formula:

                                         n
                                 P(1 + T)  = ERV

     Where:
          T    =    Average annual total return
          ERV  =    Ending redeemable value of a hypothetical $1,000 investment made at the beginning of a period at the end of such period
          P    =    A hypothetical initial investment of $1,000
          n    =    Number of years


     Each Fund computes its cumulative total return separately for its share classes by determining the cumulative rates of return during specified periods that would equate the initial amount invested in a particular share class to the ending redeemable value of such investment in such class, according to the following formula:

                                 T = ERV-1,000
                                     ---------
                                     1,000

     Where:
          T    =    Cumulative rate of return
          ERV  =    Ending redeemable value of a hypothetical $1,000 investment made at the beginning of a period at the end of such period.


     The calculations of average annual total return and cumulative total return assume that any dividends and distributions are reinvested immediately, rather than paid to the investor in cash. The ending redeemable value

(variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.



     Unlike bank deposits or other investments that pay a fixed yield or return for a stated period of time, the return for each Fund will fluctuate from time to time and does not provide a basis for determining future returns. Average annual total return and cumulative return are based on many factors, including market conditions, the composition of a Fund's portfolio and a Fund's operating expenses.

     Average annual total return and cumulative return are calculated separately for Investor Shares and Institutional Shares. Investor Shares and Institutional Shares are subject to different fees and expenses and may have different performance for the same period.

     The cumulative return of the Barr Rosenberg Market Neutral Fund for the period from December 16, 1997 (inception date) to March 31, 1998 is as follows:


                                                                    Inception Date
                                                Inception Date        to 3/31/98
                                                --------------        ----------
Investor Shares                                    12/18/97             -0.40%
Institutional Shares                               12/16/97             -0.30%




     PERFORMANCE COMPARISONS. Investors may judge the performance of the Funds by comparing them to the performance of other mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds. Comparisons may also be made to indices or data published in MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL, MORNINGSTAR, INC., IBBOTSON ASSOCIATES, CDA/WIESENBERGER, THE NEW YORK TIMES, BUSINESS WEEK, U.S.A. TODAY, INSTITUTIONAL INVESTOR and other periodicals. In addition to performance information, general information about the Funds that appears in a publication such as those mentioned above may be included in advertisements, sales literature and reports to shareholders. The Funds may also include in advertisements and reports to shareholders information discussing the performance of the Manager in comparison to other investment advisers and to other institutions.


     From time to time, the Trust may include the following types of information in advertisements, supplemental sales literature and reports to shareholders:
(1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for the Funds; (5) descriptions of investment strategies for the Funds; (6) descriptions or comparisons of various investment products, which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in a Fund. The Trust may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of a Fund.


                   DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

     As more fully described in the Prospectus, the Trust is a diversified open-end series investment company organized as a Massachusetts business trust. A copy of the Agreement and Declaration of Trust of the Trust, as amended (the "Declaration of Trust"), is on file with the Secretary of The Commonwealth of Massachusetts. The fiscal year of the Trust ends on March 31. The Trust changed its name to "Barr Rosenberg Series Trust" from "Rosenberg Series Trust" on August 5, 1996.

     Interests in the Trust's portfolios are currently represented by shares of five series, the Barr Rosenberg Market Neutral Fund, Barr Rosenberg Double Alpha Market Fund, U.S. Small Capitalization Series, International Small Capitalization Series and Japan Series, issued pursuant to the Declaration of Trust. The rights of shareholders and powers of the Trustees of the Trust with respect to such shares are described in the Prospectus.

     As described in the Prospectus, each Fund is further divided into two classes of shares designated as Institutional Shares and Investor Shares. Each class of shares of each Fund represents interests in the assets of the Fund and has identical dividend, liquidation and other rights and the same terms and conditions except that expenses, if any, related to the distribution and shareholder servicing of a particular class are borne solely by such class and each class may, at the discretion of the Trustees of the Trust, also pay a different share of other expenses, not including advisory or custodial fees or other expenses related to the management of the Trust's assets, if these expenses are actually incurred in a different amount by that class, or if the class receives services of a different kind or to a different degree than the other classes. All other expenses are allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the particular Fund.


     The Declaration of Trust provides for the perpetual existence of the Trust. The Trust may, however, be terminated at any time by vote of at least two-thirds of the outstanding shares of each series of the Trust.

     VOTING RIGHTS. Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided herein) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders will vote by individual series on all matters except (i) when required by the 1940 Act, shares shall be voted in the aggregate and not by individual series, and (ii) when the Trustees have determined that the matter affects only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon. Shareholders of one series shall not be entitled to vote on matters exclusively affecting another series, such matters including, without limitation, the adoption of or change in any fundamental policies or restrictions of the other series and the approval of the investment advisory contracts of the other series.

     Each class of shares of each Fund has identical voting rights except that each class has exclusive voting rights on any matter submitted to shareholders that relates solely to that class, and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Each class of shares has exclusive voting rights with respect to matters pertaining to any distribution or servicing plan applicable to that class. All classes of shares of a Fund will vote together, except with respect to any distribution or servicing plan applicable to a class or when a class vote is required as specified above or otherwise by the 1940 Act.

     There will normally be no meetings of shareholders for the purpose of electing Trustees, except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

     No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate or modify new and existing series, sub-series or classes of shares of any series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.


     SHAREHOLDER AND TRUSTEE LIABILITY. Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of the relevant series for all loss and expense of any shareholder of that series held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the series of which he is or was a shareholder would be unable to meet its obligations.

     The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The Declaration of Trust also provides for indemnification by the Trust of the Trustees and the officers of the Trust against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Declaration of Trust that such Trustees are liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. In addition, the Manager has agreed to indemnify each Trustee who is not "an interested person" of the Trust to the maximum extent permitted by the 1940 Act against any liabilities arising by reason of such Trustee's status as a Trustee of the Trust.

     OWNERS OF 5% OR MORE OF A FUND'S SHARES. The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially and of record (except as otherwise indicated) 5% or more of the outstanding shares of the Barr Rosenberg Market Neutral Fund as of June 30, 1998:




NAME AND ADDRESS                                   PERCENTAGE OWNERSHIP
    OF OWNER                                           OF THE FUND
    --------                                           -----------

INSTITUTIONAL SHARES:
Charles Schwab & Co Inc.                                 78.74%*
For the Exclusive Use of Our Customers
Reinvest Account
Attn Mutual Funds
101 Montgomery Street
San Francisco, CA 94104

INVESTOR SHARES:
Charles Schwab & Co Inc.                                 48.17%*
For the Exclusive Use of Our Customers
Reinvest Account
Attn Mutual Funds
101 Montgomery Street
San Francisco, CA 94104


                                         -16-


Resources Trust Company                                   9.08%
P.O. Box 3485
Englewood, CO 80155


*    Record ownership only

     The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially and of record (except as otherwise indicated) 5% or more of the outstanding shares of the Barr Rosenberg Double Alpha Market Fund as of June 30, 1998:




NAME AND ADDRESS                                   PERCENTAGE OWNERSHIP
    OF OWNER                                           OF THE FUND
    --------                                           -----------

INSTITUTIONAL SHARES:
Charles Schwab & Co Inc.                                  82.07%*
For the Exclusive Use of Our Customers
Reinvest Account
Attn Mutual Funds
101 Montgomery Street
San Francisco, CA 94104

INVESTOR SHARES:
Gary E. Whipple                                           36.41%
5303 East 115th Place
Tulsa, OK 74137

Arthur Wiener                                             16.53%
102 Coleridge Street
Brooklyn, NY 11235

Daniel C. Lovett                                           6.71%
4241 South 35th Street B-1
Arlington, VA 22206

Donaldson Lufkin Jenrette Securities Corporation Inc.     12.71%*
P.O. Box 2052
Jersey City, NJ 07303-9998

Fifth Third Bank, Custodian                                5.32%
Jimmy T. Hua, Conversion Roth IRA
810 Polhemus Road, Apt. 61
San Mateo, CA 94402



*    Record ownership only

     The officers and Trustees of the Trust, as a group, own less than 1% of any class of outstanding shares of the Trust.

                           DETERMINATION OF NET ASSET VALUE

     As indicated in the Prospectus, the net asset value of each Fund share is determined on each day on which the New York Stock Exchange is open for trading. The Trust expects that the days, other than weekend days, that the New York Stock Exchange will not be open are Christmas Day, New Year's Day, Martin Luther King's Day, President's Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day and Thanksgiving Day.

     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or, if there is no such reported sale, at the most recent quoted bid price for long securities and at the most recent quoted ask price for securities sold short. Price information on listed securities is generally taken from the closing price on the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and at the most recent quoted ask price for securities sold short, except that debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Exchange-traded options on futures are valued at the settlement price as determined by the appropriate clearing corporation. Futures contracts are valued by comparing the gain or loss by reference to the current settlement price as determined by the appropriate clearing corporation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees of the Trust or by persons acting at their direction.


                          PURCHASE AND REDEMPTION OF SHARES

     The procedures for purchasing shares of each of the Funds and for determining the offering price of such shares are described in the Prospectus. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of (i) $250,000 or (ii) 1% of the total net asset value of the Trust at the beginning of such period. The procedures for redeeming shares of each of the Funds are described in the Prospectus.


                                 FINANCIAL STATEMENTS

     The Report of Independent Accountants, financial highlights and financial statements of the Barr Rosenberg Market Neutral Fund included in its Annual Report for the period ended March 31, 1998 (the "Annual Report") are incorporated herein by reference to such Annual Report. Copies of such Annual Report are available without charge upon request by writing to Barr Rosenberg Series Trust, 3435 Stelzer Road, Columbus, Ohio 43219 or telephoning 1-800-447-3332.

     The financial statements incorporated by reference into this Statement of Additional Information have been audited by Pricewaterhouse Coopers LLP, independent accountants, and have been so included and incorporated by reference in reliance upon the report of said firm, which report is given upon their authority as experts in auditing and accounting.

                                        PART C

                                 OTHER INFORMATION --
                     THE BARR ROSENBERG MARKET NEUTRAL FUND AND
                  THE BARR ROSENBERG DOUBLE ALPHA MARKET FUND ONLY


Item 24. FINANCIAL STATEMENTS AND EXHIBITS.

         (a)  Financial Statements.

         See the section entitled "Financial Highlights" in the Prospectus.

         See the section entitled "Financial Statements" in the Statement of Additional Information.

         (b)  Exhibits:

              1.    (a) Second Amended and Restated Agreement and Declaration
                        of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement filed on July 29, 1998;


              1.    (b) Amendment No. 1 to Second Amended and Restated
                        Agreement and Declaration of Trust of the Registrant -- incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement filed on July 29, 1998;


              2. By-Laws of the Registrant -- incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement filed on December 9, 1997;

              3.    None;

              4.    Not applicable;

              5.    (a) Form of Management Contract between the Registrant on
                        behalf of its Barr Rosenberg Market Neutral Fund and Rosenberg Institutional Equity Management -- incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement filed on September 16, 1997;

              5.    (b) Form of Management Contract between the Registrant on
                        behalf of its Barr Rosenberg Double Alpha Market Fund and Rosenberg Institutional Equity Management -- incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement filed on September 16, 1997;

              6. Amended and Restated Distributor's Contract between the Registrant and Barr Rosenberg Funds Distributor, Inc. -- incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement filed on July 29, 1998;

              7.    None;

              8.    (a) Custody Agreement between the Registrant and
                        Custodial Trust Company -- incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement filed on July 29, 1998;

                    (b) Form of Special Custody Account Agreement among the
                        Registrant, Custodial Trust Company and Bear, Stearns Securities Corp. -- incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement filed on December 9, 1997;


                    (c) Schedule of remuneration to Custody Agreement between
                        the Registrant and Custodial Trust Company -- incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement filed on May 29, 1998;

              9.    (a) Transfer Agency Agreement between the Registant and
                        BISYS Fund Services, Inc. -- incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement filed on July 18, 1997;

                    (b) Form of Notification of Expense Limitation by
                        Rosenberg Institutional Equity Management to the Barr Rosenberg Market Neutral Fund and the Barr Rosenberg Double Alpha Market Fund -- incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement filed on December 9, 1997;

                    (c) Fund Administration Agreement between the Registrant
                        and BISYS Fund Services Limited Partnership -- incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement filed on July 18, 1997;

                    (d) Fund Accounting Agreement between the Registrant and
                        BISYS Fund Services, Inc. -- incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement filed on July 18, 1997;

              10. Opinion of Ropes & Gray -- incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement filed on December 9, 1997;


              11.   Consent of PricewaterhouseCoopers LLP -- filed herewith;

              12.   None;

              13. Investment letter regarding initial capital -- incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement filed on July 29, 1998;

              14.   None;

              15. Distribution Plan for Investor shares -- incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement filed on July 29, 1998


              16. Schedule for Computation of Performance Quotations -- filed herewith;


              17. Financial Data Schedule for Registrant's fiscal year ended March 31, 1998 -- filed herewith;


              18. Amended and Restated Multi-Class Plan -- incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement filed on July 29, 1998;

              19. Power of Attorney -- incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement filed on July 29, 1998


Item 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         None.


Item 26. NUMBER OF HOLDERS OF SECURITIES.

         The following table sets forth the number of holders of each class of securities of the Barr Rosenberg Market Neutral Fund and Barr Rosenberg Double Alpha Market Fund as of May 27, 1998:


         Title of Class                               Number of Record Holders
         Barr Rosenberg Market Neutral Fund
         ----------------------------------

         Institutional Class                                   129

         Investor Class                                        577

         Barr Rosenberg Double Alpha Market Fund
         ---------------------------------------

         Institutional Class                                     9

         Investor Class                                         14


Item 27. INDEMNIFICATION.

         Article VIII of the Registrant's Second Amended and Restated Agreement and Declaration of Trust reads as follows (referring to the Registrant as the "Trust"):

                                     ARTICLE VIII
         Indemnification

         SECTION 1. TRUSTEES, OFFICERS, ETC. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
(b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

         SECTION 2. COMPROMISE PAYMENT. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person is liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available fact (as opposed to a full trial type inquiry) that such Covered Person is not liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

         SECTION 3. INDEMNIFICATION NOT EXCLUSIVE. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term "Covered Person" shall include such person's heirs, executors and administrators and a "disinterested Trustee" is a Trustee who is not an "interested person" of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (or who has been exempted from being an "interested person" by any rule, regulation or order of the Commission) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person; provided, however, that the Trust shall not purchase or maintain any such liability insurance in contravention of applicable law, including without limitation the 1940 Act.

         SECTION 4. SHAREHOLDERS. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified against all loss and expense arising from such liability, but only out of the assets of the particular series of Shares of which he or she is or was a Shareholder."

Item 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         Rosenberg Institutional Equity Management (the "Manager") was organized as a limited partnership under the laws of the State of California in 1985, and is registered as an investment adviser under the Investment Advisers Act of 1940. The Manager provides investment advisory services to a substantial number of institutional investors.

         Set forth below are the substantial business engagements during at least the past two fiscal years of each director, officer or partner of the
Manager:

Name and Position                 Business and
  with Manager                    other connections
------------------                -----------------

Barr M. Rosenberg                 General Partner, Rosenberg Alpha L.P.
Managing General Partner          (formerly RBR Partners (limited partner of
and Chief Investment Officer      Manager)), 12 El Sueno, Orinda, California,
                                  December, 1984 to present; Chairman of the Board, Rosenberg Management Company S.A.,
                                  2 Place Winston Churchill, L-1340 Luxembourg,
                                  April 1989 to present; Chairman of the Board, Rosenberg U.S. Japan Management Company
                                  S.A., 2 Place Winston Churchill, L-1340
                                  Luxembourg, July, 1989 to present. Chairman of the Board, Rosenberg Global Management
                                  Company, S.A., 2 Place Winston Churchill,
                                  L-1340 Luxemburg, April 1990 to present;
                                  Director and Chairman of the Board, Rosenberg
                                  Nomura Asset Management Company, Ltd.,
                                  Dai-Ichi Edobashi Bldg., 1-11-1 Nihonbashi
                                  Chuo-Ku, Tokyo 103, Japan; Chairman of the
                                  Board and Director of Barr Rosenberg
                                  Investment Management, Inc., 4 Orinda Way,
                                  Orinda, California, February 1990 to
                                  present.  Chairman, Barr Rosenberg European
                                  Management, Ltd., 9A Devonshire Square,
                                  London EC2M 4LY, United Kingdom, March 1990 to present.

Marlis S. Fritz                   Director, Barr Rosenberg European Management
General Partner                   Ltd., 9A Devonshire Square,
                                  London EC2M 4LY, United Kingdom, May 1990 to present; Director, Barr Rosenberg Investment
                                  Management, Inc., 4 Orinda Way, Orinda,
                                  California, February 1990 to present.

Kenneth Reid                      Director, Barr Rosenberg Investment
General Partner                   Management, Inc., 4 Orinda Way, Orinda,
and Director of Research          California, February 1990 to present.

Po-Len Hew                        Treasurer, Barr Rosenberg Investment
Controller                        Management, Inc., May 1994 to present.


Edward H. Lymen                   Executive Vice President, Barr Rosenberg
Vice President                    Investment Management, Inc., 4 Orinda Way,
                                  Orinda, Calfiforna, 1990 to present.

Item 29.  PRINCIPAL UNDERWRITERS:

          (a) Barr Rosenberg Funds Distributor, Inc. (the "Distributor") is the principal underwriter of the Trust's Investor shares. The Distributor does not act as principal underwriter, depositor or investment adviser for any other investment company.

          (b) Information with respect to the Distributor's directors and officers is as follows:


     Name and Principal       Positions and               Positions and
                              Offices with                Offices with
     Business Address         Underwriter                 Registrant
     ------------------       -------------               -------------

     David J. Huber           President                   None

     Lynn J. Mangum           Director, Chairman          None

     Kevin J. Dell            Vice President,             None
                              Secretary

     Michael D. Burns         Vice President, Chief       None
                              Financial Officer

     Robert J. McMullan       Vice President, Director,   None
                              Treasurer


The business address of all directors and officers of the Distributor is 90 Park Avenue, New York, NY 10016.


          (c)  None

Item 30.  LOCATION OF ACCOUNTS AND RECORDS.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder will be maintained at the offices of:

1)   Barr Rosenberg Series Trust
     3435 Stelzer Road
     Columbus, Ohio  43219
     Rule 31a-1 (b)(1),(2),(3), (4), (5), (6), (7), (8), (9), (10), (11)
     Rule 31a-2 (a)


2)   Rosenberg Institutional Equity Management
     Four Orinda Way
     Building E
     Orinda, CA  94563
     Rule 31a-1 (f)
     Rule 31a-2 (e)


3)   Barr Rosenberg Funds Distributor, Inc.
     90 Park Avenue
     New York, NY 10016
     Rule 31a-1 (d)
     Rule 31a-2 (c)


Item 31.  MANAGEMENT SERVICES.

          None.

Item 32.  UNDERTAKINGS.

          The Registrant undertakes to comply with the last three paragraphs of Section 16(c) of the Investment Company Act of 1940 as though such provisions of the Act were applicable to the Trust.

                                       NOTICE

     A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding for any of the trustees or shareholders individually but are binding only upon the assets and property of the Registrant.

SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 21 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Orinda, and the State of California, on the 28th day of July, 1998.


                              BARR ROSENBERG SERIES TRUST



                              By   /s/Marlis S. Fritz
                                   ----------------------
                                   Marlis S. Fritz
                                   Vice President


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated and on the 28th day of July, 1998.


SIGNATURE                TITLE                          DATE

/s/Marlis S. Fritz       Vice President,                July 28, 1998
____________________     Trustee
Marlis S. Fritz



Kenneth Reid*            President, Trustee             July 28, 1998
____________________     (principal executive officer)
Kenneth Reid



Po-Len Hew*              Treasurer                      July 28, 1998
____________________     (principal financial
Po-Len Hew               and accounting officer)



Nils H. Hakansson*       Trustee                        July 28, 1998
____________________
Nils H. Hakansson



Barr M. Rosenberg*       Trustee                        July 28, 1998
____________________
Barr M. Rosenberg



William F. Sharpe*       Trustee                        July 28, 1998
____________________
William F. Sharpe


*By: /s/Marlis S. Fritz
     __________________
     Marlis S. Fritz
     Attorney-in-Fact


Date:     July 28, 1998

                         EXHIBIT INDEX


EXHIBIT NO.              DESCRIPTION
-----------              -----------

99.11                    Consent of PricewaterhouseCoopers LLP

99.16                    Schedule for Computation of Performance Information

27                       Financial Data Schedule